UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03850
Delaware Group® Tax-Free Fund
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Delaware Tax-Free USA Fund
Class A: DMTFX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free USA Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.80%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Fund (Class A) returned 11.99% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Fund (Class A) – including sales charge	6.97%	0.91%	2.45%
Delaware Tax-Free USA Fund (Class A) – excluding sales charge	11.99%	1.84%	2.92%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2024)
Fund net assets	$1,220,921,586
Total number of portfolio holdings	288
Total advisory fees paid	$4,579,455
Portfolio turnover rate	28%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	16.49%
Industrial Development Revenue/Pollution Control Revenue Bonds	15.91%
Healthcare Revenue Bonds	13.75%
Education Revenue Bonds	12.24%
Transportation Revenue Bonds	11.70%
Lease Revenue Bonds	7.31%
State General Obligation Bonds	6.39%
Housing Revenue Bonds	5.31%
Local General Obligation Bonds	3.60%
Electric Revenue Bonds	2.19%

State and territory allocation
California	13.91%
Puerto Rico	13.87%
New York	9.86%
Illinois	9.21%
Florida	6.84%
Texas	3.98%
Pennsylvania	3.84%
Arizona	3.65%
Colorado	3.49%
Ohio	2.77%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3900788)

Delaware Tax-Free USA Fund
Class C: DUSCX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free USA Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.55%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Fund (Class C) returned 11.15% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Fund (Class C) – including sales charge	10.15%	1.08%	2.14%
Delaware Tax-Free USA Fund (Class C) – excluding sales charge	11.15%	1.08%	2.14%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2024)
Fund net assets	$1,220,921,586
Total number of portfolio holdings	288
Total advisory fees paid	$4,579,455
Portfolio turnover rate	28%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	16.49%
Industrial Development Revenue/Pollution Control Revenue Bonds	15.91%
Healthcare Revenue Bonds	13.75%
Education Revenue Bonds	12.24%
Transportation Revenue Bonds	11.70%
Lease Revenue Bonds	7.31%
State General Obligation Bonds	6.39%
Housing Revenue Bonds	5.31%
Local General Obligation Bonds	3.60%
Electric Revenue Bonds	2.19%

State and territory allocation
California	13.91%
Puerto Rico	13.87%
New York	9.86%
Illinois	9.21%
Florida	6.84%
Texas	3.98%
Pennsylvania	3.84%
Arizona	3.65%
Colorado	3.49%
Ohio	2.77%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3900788)

Delaware Tax-Free USA Fund
Institutional Class: DTFIX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free USA Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.55%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Fund (Institutional Class) returned 12.21% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Fund (Institutional Class) – including sales charge	12.21%	2.09%	3.17%
Delaware Tax-Free USA Fund (Institutional Class) – excluding sales charge	12.21%	2.09%	3.17%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2024)
Fund net assets	$1,220,921,586
Total number of portfolio holdings	288
Total advisory fees paid	$4,579,455
Portfolio turnover rate	28%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	16.49%
Industrial Development Revenue/Pollution Control Revenue Bonds	15.91%
Healthcare Revenue Bonds	13.75%
Education Revenue Bonds	12.24%
Transportation Revenue Bonds	11.70%
Lease Revenue Bonds	7.31%
State General Obligation Bonds	6.39%
Housing Revenue Bonds	5.31%
Local General Obligation Bonds	3.60%
Electric Revenue Bonds	2.19%

State and territory allocation
California	13.91%
Puerto Rico	13.87%
New York	9.86%
Illinois	9.21%
Florida	6.84%
Texas	3.98%
Pennsylvania	3.84%
Arizona	3.65%
Colorado	3.49%
Ohio	2.77%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3900788)

Delaware Tax-Free USA Intermediate Fund
Class A: DMUSX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Intermediate Fund (Class A) returned 9.15% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index and primary benchmark, returned 6.09%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.26%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Out-of-benchmark allocation to the 17+ years segment of the curve relative to the Fund's secondary benchmark
Overweight to BBB-rated credit relative to the Fund's primary benchmark
Meaningful out-of-benchmark allocation to below-investment-grade securities relative to the Fund's benchmarks
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance relative to the Fund's secondary benchmark included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Intermediate Fund (Class A) – including sales charge	6.17%	0.72%	1.92%
Delaware Tax-Free USA Intermediate Fund (Class A) – excluding sales charge	9.15%	1.28%	2.20%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg 3–15 Year Blend Municipal Bond Index	5.26%	1.10%	2.25%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Municipal Bond Index. Although the Bloomberg Municipal Bond Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 3–15 Year Blend Municipal Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of August 31, 2024)
Fund net assets	$1,213,278,557
Total number of portfolio holdings	453
Total advisory fees paid	$4,204,145
Portfolio turnover rate	28%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	19.18%
Transportation Revenue Bonds	16.10%
Special Tax Revenue Bonds	13.80%
State General Obligation Bonds	9.90%
Lease Revenue Bonds	8.45%
Healthcare Revenue Bonds	8.15%
Education Revenue Bonds	6.82%
Local General Obligation Bonds	4.86%
Electric Revenue Bonds	4.20%
Housing Revenue Bonds	4.13%

State and territory allocation
New York	15.15%
Puerto Rico	10.67%
California	10.24%
Illinois	9.74%
Florida	6.21%
New Jersey	5.31%
Colorado	4.37%
Arizona	4.01%
Pennsylvania	3.49%
Texas	3.12%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3900788)

Delaware Tax-Free USA Intermediate Fund
Class C: DUICX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.50%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Intermediate Fund (Class C) returned 8.34% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index and primary benchmark, returned 6.09%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.26%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Out-of-benchmark allocation to the 17+ years segment of the curve relative to the Fund's secondary benchmark
Overweight to BBB-rated credit relative to the Fund's primary benchmark
Meaningful out-of-benchmark allocation to below-investment-grade securities relative to the Fund's benchmarks
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance relative to the Fund's secondary benchmark included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Intermediate Fund (Class C) – including sales charge	7.34%	0.48%	1.37%
Delaware Tax-Free USA Intermediate Fund (Class C) – excluding sales charge	8.34%	0.48%	1.37%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg 3–15 Year Blend Municipal Bond Index	5.26%	1.10%	2.25%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Municipal Bond Index. Although the Bloomberg Municipal Bond Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 3–15 Year Blend Municipal Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of August 31, 2024)
Fund net assets	$1,213,278,557
Total number of portfolio holdings	453
Total advisory fees paid	$4,204,145
Portfolio turnover rate	28%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	19.18%
Transportation Revenue Bonds	16.10%
Special Tax Revenue Bonds	13.80%
State General Obligation Bonds	9.90%
Lease Revenue Bonds	8.45%
Healthcare Revenue Bonds	8.15%
Education Revenue Bonds	6.82%
Local General Obligation Bonds	4.86%
Electric Revenue Bonds	4.20%
Housing Revenue Bonds	4.13%

State and territory allocation
New York	15.15%
Puerto Rico	10.67%
California	10.24%
Illinois	9.74%
Florida	6.21%
New Jersey	5.31%
Colorado	4.37%
Arizona	4.01%
Pennsylvania	3.49%
Texas	3.12%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3900788)

Delaware Tax-Free USA Intermediate Fund
Institutional Class: DUSIX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.50%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Intermediate Fund (Institutional Class) returned 9.37% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index and primary benchmark, returned 6.09%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.26%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Out-of-benchmark allocation to the 17+ years segment of the curve relative to the Fund's secondary benchmark
Overweight to BBB-rated credit relative to the Fund's primary benchmark
Meaningful out-of-benchmark allocation to below-investment-grade securities relative to the Fund's benchmarks
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance relative to the Fund's secondary benchmark included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Intermediate Fund (Institutional Class) – including sales charge	9.37%	1.47%	2.38%
Delaware Tax-Free USA Intermediate Fund (Institutional Class) – excluding sales charge	9.37%	1.47%	2.38%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg 3–15 Year Blend Municipal Bond Index	5.26%	1.10%	2.25%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Municipal Bond Index. Although the Bloomberg Municipal Bond Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 3–15 Year Blend Municipal Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of August 31, 2024)
Fund net assets	$1,213,278,557
Total number of portfolio holdings	453
Total advisory fees paid	$4,204,145
Portfolio turnover rate	28%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	19.18%
Transportation Revenue Bonds	16.10%
Special Tax Revenue Bonds	13.80%
State General Obligation Bonds	9.90%
Lease Revenue Bonds	8.45%
Healthcare Revenue Bonds	8.15%
Education Revenue Bonds	6.82%
Local General Obligation Bonds	4.86%
Electric Revenue Bonds	4.20%
Housing Revenue Bonds	4.13%

State and territory allocation
New York	15.15%
Puerto Rico	10.67%
California	10.24%
Illinois	9.74%
Florida	6.21%
New Jersey	5.31%
Colorado	4.37%
Arizona	4.01%
Pennsylvania	3.49%
Texas	3.12%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3900788)

(b)	Not applicable

Item 2.	Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $86,600 for 2024 and $78,794 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,362,878 for 2024 and $1,362,878 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $11,594 for 2024 and $10,594 for 2023.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie.

Service	Range of Fees

Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees

Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $17,300,000 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund
Financial statements and other information
For the year ended August 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 98.37%
Education Revenue Bonds — 19.78%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project)
4.75% 6/1/54	1,275,000	$ 1,277,423
5.00% 6/1/64	1,600,000	1,615,840
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	260,998
144A 5.375% 7/1/53 #	965,000	982,843
144A 5.50% 7/1/58 #	1,115,000	1,141,002
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,089,984
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,105,000	1,145,498
144A 6.00% 7/1/47 #	8,995,000	9,228,690
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	758,190
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	1,005,770
Series A 144A 5.50% 7/1/58 #	1,385,000	1,402,492
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	1,016,200
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,063,280
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	5,000,000	4,533,150
(Odyssey Preparatory Academy Project) 144A 5.00% 7/1/54 #	5,000,000	4,718,950
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,500,000	2,538,625
(Social Bonds) Series A 5.25% 11/1/53	2,250,000	2,409,480
Arlington, Texas Higher Education Finance Revenue
(Basis Texas Charter Schools)
144A 4.50% 6/15/44 #	830,000	809,756
144A 4.75% 6/15/49 #	915,000	910,974
144A 4.875% 6/15/54 #	1,050,000	1,051,134
144A 4.875% 6/15/59 #	1,000,000	999,090
144A 5.00% 6/15/64 #	1,200,000	1,200,516
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	5,158,650
144A 6.25% 6/1/63 #	5,250,000	5,459,843

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arlington, Texas Higher Education Finance Revenue
(Great Hearts America - Texas)
Series A 5.00% 8/15/49	900,000	$ 903,087
Series A 5.00% 8/15/54	1,200,000	1,201,164
(KIPP Texas, Inc.) 3.00% 8/15/49 (PSF)	4,000,000	3,107,680
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	189,952
Series A 5.00% 8/15/41	600,000	566,544
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	2,125,000	2,231,080
144A 5.75% 6/1/62 #	1,000,000	1,044,360
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	587,161
Series A 144A 5.50% 5/1/48 #	1,500,000	1,527,705
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,265,000	1,319,812
5.25% 7/1/62	6,355,000	6,592,614
(Metropolitan College Of New York Project) 5.00% 11/1/39	1,000,000	600,000
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,294,683
144A 5.75% 2/1/49 #	2,700,000	2,699,838
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	14,445,350
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	33,445,000	41,540,697
Series V-2 2.25% 4/1/51	4,975,000	3,251,610
Series V-2 5.00% 4/1/51	7,455,000	9,255,532
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	10,000,000	10,149,000
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,036,360

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	$ 5,559,725
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,000,000	1,003,560
Series A 144A 5.00% 7/1/46 #	2,145,000	2,139,187
(Westside Neighborhood School Project)
144A 5.50% 6/15/39 #	600,000	643,992
144A 5.90% 6/15/44 #	775,000	835,496
144A 6.375% 6/15/64 #	3,300,000	3,575,385
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,785,780
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	2,034,420
Series A 144A 6.00% 6/1/63 #	3,035,000	3,103,803
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	822,580
(Escuela Popular Project) 144A 6.50% 7/1/50 #	910,000	932,723
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	1,500,000	1,564,995
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	1,022,770
Series A 144A 5.00% 7/1/42 #	860,000	881,792
Series A 144A 5.50% 7/1/62 #	1,000,000	1,030,640
(John Adams Academies - Obligated Group) Series A 144A 5.125% 7/1/62 #	1,680,000	1,645,493
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,051,690
Series A 144A 6.375% 6/1/52 #	1,240,000	1,296,197
Series A 144A 6.50% 6/1/62 #	2,300,000	2,406,352
(New Designs Charter School)
Series A 144A 5.00% 6/1/54 #	650,000	654,010
Series A 144A 5.00% 6/1/64 #	1,600,000	1,600,768
(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,407,715
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,792,826
Series A 144A 4.00% 11/1/55 #	2,500,000	2,145,825

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	830,000	$ 830,241
Series A 5.875% 10/1/44	4,175,000	4,176,127
Series A 6.00% 10/1/49	1,720,000	1,720,482
(View Park High School) Series A 144A 7.125% 10/1/48 #	3,230,000	3,233,295
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,507,335
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,750,000	4,034,812
Capital Trust Agency Educational Facilities Housing, Florida Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	314,774
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,813,280
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	3,625,000	3,609,086
Capital Trust Authority, Florida Revenue
(KIPP Miami North Campus Project)
Series A 144A 5.625% 6/15/44 #	410,000	428,471
Series A 144A 6.00% 6/15/54 #	655,000	688,556
Series A 144A 6.125% 6/15/60 #	800,000	842,088
(Mason Classical Academy Project)
Series A 144A 5.00% 6/1/54 #	2,900,000	2,931,320
Series A 144A 5.00% 6/1/64 #	4,250,000	4,271,292
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	8,022,320
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	12,050,880
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	1,925,000	1,925,693

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	$ 2,145,440
5.00% 4/1/45	1,665,000	1,772,392
5.75% 4/1/48	5,150,000	5,735,452
City of Burbank, Illinois Revenue
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,014,440
City of Homewood, Alabama Educational Building Authority Revenue
(CHF - Horizon II, L.L.C. Student Housing & Parking Project at Samford University)
Series 2024C 5.00% 10/1/56	1,200,000	1,226,136
Series 2024C 5.50% 10/1/54	1,750,000	1,875,842
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,334,234
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 5.00% 6/15/34 #	325,000	324,477
Series A 144A 5.75% 6/15/44 #	600,000	604,284
Series A 144A 6.00% 6/15/54 #	830,000	834,490
Series A 144A 6.25% 6/15/53 #	3,710,000	3,785,461
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	1,232,426
Series A 144A 6.40% 6/15/53 #	1,850,000	1,905,074
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
Series A 144A 5.50% 4/1/44 #	2,000,000	2,084,540
Series A 144A 5.75% 4/1/59 #	2,250,000	2,333,070
Series A 144A 5.80% 4/1/54 #	2,800,000	2,928,716
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	2,500,000	2,504,200
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	1,000,000	910,250
144A 5.00% 12/1/55 #	3,440,000	3,071,886

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	$ 3,012,240
(Skyview Academy Project) 144A 5.375% 7/1/44 #	500,000	500,175
County of Pima, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	404,020
District of Columbia Revenue
(Rocketship DC Obligated Group)
Series A 5.75% 6/1/54	1,000,000	1,038,340
Series A 6.00% 6/1/58	1,600,000	1,683,952
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	4,110,699
144A 5.25% 10/1/56 #	3,800,000	3,813,224
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	1,012,569
Series A 5.00% 6/15/56	1,630,000	1,638,150
(Renaissance Charter School Projects)
Series A 144A 6.00% 6/15/35 #	2,000,000	2,021,580
Series A 144A 6.125% 6/15/44 #	5,300,000	5,303,392
Series C 144A 5.00% 9/15/50 #	2,000,000	1,839,100
(SFP - Tampa I - The Henry Project)
Series A-1 144A 5.00% 6/1/44 #	1,600,000	1,640,832
Series A-1 144A 5.25% 6/1/54 #	3,000,000	3,080,340
Series A-1 144A 5.25% 6/1/59 #	2,500,000	2,557,225
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University Project) 144A 5.125% 7/1/43 #	1,500,000	1,488,255
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	1,000,540
(Compass Public Charter School Project) Series A 144A 5.00% 7/1/54 #	860,000	810,438
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	595,000	595,827
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	541,003
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	538,583

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association Revenue
(Sage International School of Middleton Project) Series A 5.00% 5/1/63	1,150,000	$ 1,162,087
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	2,977,275
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	675,304
6.125% 2/1/45	1,400,000	1,400,462
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	2,014,416
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,644,805
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	4,158,800
144A 7.00% 6/15/58 #	6,405,000	6,637,822
(Tippecanoe, LLC - Student Housing Project) Series A 5.375% 6/1/64	6,010,000	6,291,929
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project) Series A 7.00% 12/15/43	1,500,000	1,501,530
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,253,325
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Paris)
Series A 144A 7.375% 6/1/54 #	2,500,000	2,618,350
Series A 144A 7.50% 6/1/59 #	5,000,000	5,260,700
(Geo Academies EBR - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,070,458
144A 6.25% 6/1/62 #	1,420,000	1,477,567
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	1,008,620
Series A 144A 6.375% 6/1/62 #	1,330,000	1,338,140

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	$ 1,503,240
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,700,280
Series A 144A 6.375% 6/1/52 #	2,000,000	2,015,520
Series A 144A 6.50% 6/1/62 #	4,000,000	4,036,320
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,742,469
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,724,184
Series A 144A 6.00% 6/15/52 #	1,530,000	1,570,744
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	4,925,000	5,051,474
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,783,350
Series B 5.00% 2/15/34	3,500,000	4,204,515
Series V 5.00% 7/1/55	14,470,000	17,567,593
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	18,030,000	21,759,145
(Merrimack College Student Housing Project)
Series A 144A 5.00% 7/1/54 #	1,200,000	1,232,748
Series A 144A 5.00% 7/1/60 #	1,100,000	1,121,318
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,006,500
Series A 144A 6.00% 9/15/45 #	1,000,000	1,005,920
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy) 5.00% 9/1/40	1,115,000	1,114,967
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,903,120

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford)
Series A 5.90% 12/1/30	1,520,000	$ 1,520,030
Series A 6.50% 12/1/40	3,900,000	3,899,922
Michigan Public Educational Facilities Authority Revenue
(Old Redford) Series A 5.875% 12/1/30	1,550,000	1,550,000
Monroe County, New York Industrial Development Revenue
(University of Rochester Project) Series A 5.00% 7/1/53	2,500,000	2,726,275
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,606,707
Series A 144A 5.00% 12/15/38 #	1,000,000	1,004,480
Series A 144A 5.00% 12/15/48 #	500,000	493,130
Series A 144A 5.125% 12/15/45 #	5,030,000	5,038,551
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	1,965,000	2,403,686
(Cornell University) Series A 5.50% 7/1/54	3,000,000	3,435,210
(Pace University) Series A 5.50% 5/1/56	1,750,000	1,915,480
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project)
144A 5.25% 6/15/34 #	600,000	613,506
144A 6.00% 6/15/44 #	1,000,000	1,029,440
144A 6.50% 6/15/64 #	3,000,000	3,108,360
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) 144A 5.00% 6/15/43 #	1,465,000	1,489,832
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Mast Community Charter School II Project) 5.00% 8/1/50	375,000	381,634

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	$ 4,000,440
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,000,680
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/42	1,000,000	1,021,500
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	4,000,000	3,232,160
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	502,165
144A 5.75% 5/1/50 #	2,530,000	2,544,623
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	7,000,000	6,672,960
144A 5.00% 7/1/55 #	7,370,000	6,938,266
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	755,808
Series A 5.00% 8/15/46	1,000,000	961,320
Shelby County, Health Educational and Housing Facility Board Revenue
(Madrone Memphis Student Housing I, LLC - University of Memphis Project)
Series A-1 144A 5.00% 6/1/44 #	1,000,000	1,030,420
Series A-1 144A 5.25% 6/1/56 #	2,000,000	2,064,520
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,780,062
Series A 144A 4.00% 6/1/56 #	1,530,000	1,106,419
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,021,750
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	2,684,640
Series A 144A 7.25% 6/15/58 #	2,915,000	3,068,096
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	973,408

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority Revenue
(Virtus Academy Project)
Series A 144A 7.00% 6/15/53 #	1,830,000	$ 1,902,651
Series A 144A 7.125% 6/15/58 #	1,510,000	1,576,017
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,654,844
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	26,915,000	32,077,835
University of Virginia Revenue
Series A 2.18% 11/1/51	10,000,000	6,064,600
Series A-2 3.57% 4/1/45	10,000,000	9,225,200
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,402,664
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	3,082,869
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,001,180
Series A 144A 5.00% 6/15/50 #	2,200,000	2,101,660
Washington State Housing Finance Commission Revenue
(Radford Court And Nordheim Court Portfolio)
5.00% 7/1/54	2,500,000	2,594,225
5.50% 7/1/59	6,000,000	6,460,500
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	3,000,000	3,318,210
Wisconsin Public Finance Authority Revenue
5.75% 7/1/62	12,966,712	13,910,429
(Cornerstone Charter Academy) Series A 144A 5.125% 2/1/46 #	3,250,000	3,092,017
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	314,745

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Founders Academy of Las Vegas)
Series A 144A 6.625% 7/1/53 #	600,000	$ 630,276
Series A 144A 6.75% 7/1/58 #	550,000	580,003
(North East Carolina Preparatory School Project)
Series A 5.00% 6/15/44	1,000,000	1,018,230
Series A 5.25% 6/15/54	1,200,000	1,226,568
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,472,975
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	2,108,400
Series A 144A 6.25% 10/1/58 #	3,885,000	4,083,873
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	1,000,000	1,000,370
Series A 6.125% 6/15/57	1,000,000	1,002,050
(Triad Educational Services, Inc.) Series A 144A 5.50% 6/15/45 #	6,000,000	6,050,700
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	335,000	329,060
Series A 144A 5.00% 6/15/39 #	500,000	501,145
Series A 144A 5.00% 6/15/49 #	1,100,000	1,070,949
(Wittenberg University) 144A 5.25% 12/1/39 #	5,000,000	4,595,500
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	1,000,000	1,002,620
Series A 5.00% 10/15/54	465,000	464,972
		660,941,491
Electric Revenue Bonds — 1.82%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,227,963
Burke County, Georgia Development Authority Pollution Control Revenue
(Oglethorpe Power Corporation Project) Series A 1.50% 1/1/40 •	700,000	689,759
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/38	135,000	146,687

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/44	6,000,000	$ 6,344,160
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	4,652,100
Series A 5.05% 7/1/42 ‡	4,590,000	2,478,600
Series A 6.75% 7/1/36 ‡	1,500,000	810,000
Series AAA 5.25% 7/1/25 ‡	925,000	499,500
Series AAA 5.25% 7/1/26 ‡	1,030,000	556,200
Series AAA 5.25% 7/1/27 ‡	5,330,000	2,878,200
Series AAA 5.25% 7/1/28 ‡	1,205,000	650,700
Series CCC 5.25% 7/1/27 ‡	5,525,000	2,983,500
Series TT 5.00% 7/1/23 ‡	2,785,000	1,496,937
Series TT 5.00% 7/1/37 ‡	5,230,000	2,824,200
Series WW 5.00% 7/1/28 ‡	6,040,000	3,261,600
Series WW 5.25% 7/1/25 ‡	1,530,000	826,200
Series WW 5.25% 7/1/33 ‡	1,260,000	680,400
Series WW 5.50% 7/1/38 ‡	9,035,000	4,878,900
Series XX 4.75% 7/1/26 ‡	920,000	496,800
Series XX 5.25% 7/1/40 ‡	19,300,000	10,422,000
Series XX 5.75% 7/1/36 ‡	7,470,000	4,033,800
Series ZZ 4.75% 7/1/27 ‡	760,000	410,400
Series ZZ 5.25% 7/1/25 ‡	1,275,000	685,313
Series ZZ 5.25% 7/1/26 ‡	7,005,000	3,782,700
		60,716,619
Healthcare Revenue Bonds — 13.16%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	2,595,000	1,603,736
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	2,100,000	818,496
Series D 144A 7.25% 1/1/54 #, ‡	2,500,000	974,400
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49 ‡	975,000	446,609
Series B 5.125% 1/1/54 ‡	1,130,000	504,895
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #, ‡	1,000,000	417,230

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.50% 1/1/54 #, ‡	4,000,000	$ 1,668,480
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project) 5.00% 7/15/41	5,395,000	5,239,031
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,845,320
5.75% 6/1/35	1,500,000	1,504,275
5.75% 6/1/45	2,500,000	2,380,575
6.00% 6/1/50	3,130,000	3,018,478
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	15,170,000	12,138,579
Series A 3.00% 8/15/51 (AGM)	1,025,000	862,435
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	9,870,000	11,978,923
California Municipal Finance Authority Revenue
(Community Health System Project) Series A 3.00% 2/1/46 (AGM)	10,000,000	8,312,200
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 5.25% 1/1/45	1,295,000	1,060,566
Series A 144A 6.625% 1/1/32 #	500,000	499,945
Series A 144A 6.875% 1/1/42 #	1,500,000	1,480,005
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	500,185
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AGM)	2,000,000	2,176,680
Capital Trust Agency Senior Living Facilities, Florida Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,544,320

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	420,000	$ 309,628
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	7,410,000	4,172,719
Second Tier Series B 5.00% 1/1/47	2,375,000	1,423,837
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,560,000	5,454,432
City of Colby, Kanas Hospital Loan Anticipation Revenue
(Citizens Medical Center, Inc. Project) 5.50% 7/1/26	9,000,000	9,068,940
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village)
Series A 4.00% 5/15/34	1,000,000	969,400
Series A 5.00% 5/15/39	1,500,000	1,516,530
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AGM)	3,500,000	2,731,365
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,500,000	2,500,400
City of Terre Haute, Indiana Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,352,920
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,590,945
Series A 6.50% 12/1/52	2,000,000	2,105,200
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	1,002,250
Series A 5.375% 11/15/55	1,000,000	1,002,970
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	330,295

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	7,000,000	$ 5,428,500
(American Baptist) 8.00% 8/1/43	2,500,000	1,659,375
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	871,761
(CommonSpirit Health) Series A 5.25% 12/1/54	5,000,000	5,502,900
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	500,345
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	619,350
Series A 144A 5.75% 12/1/35 #	1,150,000	863,615
Series A 144A 6.125% 12/1/45 #	1,200,000	820,704
Series A 144A 6.25% 12/1/50 #	560,000	376,723
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	984,260
Series A 144A 5.00% 9/1/53 #	1,600,000	1,529,296
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System)
5.25% 2/15/47	4,000,000	4,077,280
5.50% 2/15/52	4,930,000	5,039,101
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.00% 7/1/31 #	1,500,000	1,567,230
144A 5.375% 7/1/39 #	1,575,000	1,670,524
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group) Series A 4.00% 8/15/50	8,065,000	7,253,177
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) 3.00% 2/15/47	3,775,000	3,001,351
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	870,095
5.25% 11/15/51	1,350,000	1,126,845

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	$ 3,300,000
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,283,556
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(BayCare Health System Issue) Series C 5.50% 11/15/54	1,500,000	1,699,785
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	7,370,000	5,618,446
Series A 4.00% 3/1/51	2,000,000	1,848,080
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	418,345
Illinois Finance Authority Revenue
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,228,060
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	782,613
5.25% 5/15/54	5,910,000	4,709,383
5.50% 5/15/54	3,375,000	2,795,783
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	1,919,275
Series A 144A 5.60% 1/1/56 #	2,630,000	1,945,779
Iowa Finance Authority Revenue
(ChildServe Project) Series B 5.00% 6/1/36	2,425,000	2,430,238
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,450,697
5.25% 8/1/55	2,500,000	2,015,650
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	8,880,000	9,018,972
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/32	435,000	430,089

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,525,000	$ 1,324,584
Series A 5.25% 5/15/52	5,420,000	4,603,260
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,282,045
5.75% 11/15/45	3,000,000	2,781,660
5.75% 11/15/50	1,600,000	1,457,216
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	7,824,240
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,431,000
Series A 5.75% 8/15/55	1,500,000	1,441,365
Lancaster County, Pennsylvania Hospital Authority Revenue
(Penn State Health) 5.00% 11/1/51	4,670,000	4,829,013
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,680,510
Series A 5.00% 1/1/55	2,635,000	1,944,156
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) Series A 3.00% 5/15/47	10,000,000	8,014,900
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	5,645,000	4,376,399
Michigan Finance Authority Hospital Revenue
Series A 3.00% 12/1/49	12,000,000	9,566,760
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,560,000	2,081,075

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	4,810,000	$ 4,519,091
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,549,907
5.375% 1/1/50	6,250,000	6,019,437
Series A 5.375% 1/1/51	2,000,000	1,922,280
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	8,935,000	6,123,513
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Obligated Group Project) 5.00% 2/15/48	2,000,000	1,950,060
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam at Harborside Project) Series B 5.00% 1/1/58 •	10,884,206	3,259,167
New Hampshire, National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,518,000
Series A 144A 5.625% 7/1/46 #	1,000,000	1,003,830
Series A 144A 5.75% 7/1/54 #	2,000,000	2,005,240
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	6,142,140
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	96,162
Series A-2 7.50% 11/15/36	745,000	635,269
Series B 2.00% 11/15/61 •	3,150,433	1,188,785
(Cardinal Bay - Village on the Park)
Series A-1 5.00% 7/1/46	660,000	531,564
Series A-1 5.00% 7/1/51	1,575,000	1,273,340
Series B 4.00% 7/1/31	635,000	355,600
Series B 4.75% 7/1/51	1,915,000	1,072,400

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Cardinal Bay - Village on the Park)
Series C 5.00% 7/1/31 ‡	250,000	$ 57,500
Series C 5.25% 7/1/36 ‡	350,000	80,500
Series C 5.75% 7/1/51 ‡	2,250,000	517,500
Series D 6.00% 7/1/26 ‡	90,000	12,600
Series D 7.00% 7/1/51 ‡	1,350,000	189,000
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	3,771,800
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	15,635,000	15,107,006
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	991,220
Series A 6.875% 10/1/57	6,500,000	6,486,610
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,303,719
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,973,560
New York State Dormitory Authority Revenue
(Garnet Health Medical Center) 144A 5.00% 12/1/40 #	800,000	783,008
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) Series A 3.125% 11/1/49	5,000,000	3,998,900
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,652,984
Oklahoma Development Finance Authority Revenue
(OU Medicine Project) Series B 5.50% 8/15/57	3,000,000	3,088,440
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project)
Series A 5.125% 8/1/44	500,000	510,445
Series A 5.375% 8/1/54	1,250,000	1,286,900
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	3,860,150

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	$ 1,971
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,001,219
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,879,140
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	6,100,000	6,543,714
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 5.00% 5/15/53	1,895,000	1,846,943
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	2,006,140
Series A 5.50% 11/15/49	9,000,000	8,890,380
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	2,620,180
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems)
5.00% 12/1/43	805,000	750,550
5.50% 12/1/43	1,250,000	1,238,625
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	575,544
Series A 5.125% 8/15/45	1,800,000	1,632,186
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	8,650,000	8,283,499
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,365,928
Series A 6.75% 11/15/52	5,800,000	5,987,746

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	$ 1,360,628
Series A 144A 6.125% 10/1/52 #	2,570,000	1,586,332
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	19,355,000	22,543,349
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	4,249,660
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 6.00% 7/1/34	1,000,000	1,000,690
Series A 6.125% 7/1/39	750,000	750,315
Series A 6.25% 7/1/44	2,500,000	2,500,700
Wisconsin Health & Educational Facilities Authority Revenue
(Children's Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	2,290,980
(Covenant Communities Project)
Second Tier Series B 5.00% 7/1/48	1,000,000	821,490
Second Tier Series B 5.00% 7/1/53	945,000	752,078
Third Tier Series C 7.00% 7/1/43	1,000,000	853,540
Third Tier Series C 7.50% 7/1/53	1,000,000	854,380
(Dickson Hollow Phase II Project)
5.45% 10/1/39	500,000	518,420
6.00% 10/1/44	300,000	315,021
6.125% 10/1/59	2,750,000	2,842,758
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	612,705
Series A 5.00% 11/1/46	1,000,000	908,950
Series A 5.00% 11/1/54	3,500,000	3,040,590
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	961,191
Series A 144A 5.125% 6/1/48 #	1,375,000	1,364,619
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,365,730
Series A 5.75% 12/1/48	2,576,272	2,279,279

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	$ 1,206,387
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,294,032
		439,537,776
Housing Revenue Bonds — 3.21%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,161,915
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	700,000	630,056
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	5,800,000	4,110,750
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	6,911,679
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	1,987,880
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,337,680
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	2,500,000	2,653,400
Series B 5.20% 12/1/48	1,615,000	1,686,754
Series B 5.25% 6/1/51	2,000,000	2,124,740
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series C 4.80% 7/1/53	5,965,000	6,033,180
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47	7,400,000	7,764,302
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	750,000	750,675
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43	1,500,000	1,567,260
Series D-1 5.125% 7/1/48	1,850,000	1,910,791

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.20% 7/1/53	5,000,000	$ 5,218,250
Maine State Housing Authority Revenue
Series A 3.00% 11/15/44	2,525,000	2,058,784
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53	5,000,000	5,256,950
New York City, New York Housing Development Revenue
4.80% 2/1/53	5,000,000	5,059,000
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 141A 4.60% 10/1/43	1,645,000	1,673,590
Series 142A 5.00% 10/1/50	10,340,000	10,682,874
Series 143A 5.45% 4/1/51	5,000,000	5,286,150
Series 146A 4.75% 4/1/53	5,000,000	5,042,500
Rhode Island Housing & Mortgage Finance Revenue
Series 80-A 4.65% 10/1/53	3,000,000	3,016,170
South Carolina State Housing Finance & Development Authority Revenue
Series B 4.90% 7/1/53	1,450,000	1,484,887
Texas Department of Housing & Community Affairs Revenue
Series C 5.125% 9/1/53	2,500,000	2,598,200
Virginia Housing Development Authority
Series A 5.30% 11/1/53	3,500,000	3,673,285
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	781,594
Wisconsin Public Finance Authority Revenue
(The Promenade Apartments) 144A 6.25% 2/1/39 #	8,500,000	8,841,105
		107,304,401
Industrial Development Revenue/Pollution ControlRevenue Bonds — 22.65%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	2,001,400

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	$ 261,600
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	853,200
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	11,021,500
Series B 144A 7.375% 7/1/48 (AMT) #	10,000,000	11,081,400
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	18,750,000	20,007,187
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series D-1 5.50% 6/1/49 •	2,330,000	2,495,943
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	13,775,000	10,428,915
Series A-2 Class 1 4.00% 6/1/48	150,000	136,867
Series B-2 Class 2 5.00% 6/1/55	64,670,000	59,535,202
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	2,789,951
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series B 5.00% 1/1/55 •	5,000,000	5,396,250
Series C 5.25% 1/1/54 •	3,000,000	3,220,200
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) Series D 8.613% 6/1/55 ^	100,000,000	9,485,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation) Series D 8.239% 6/1/55 ^	6,250,000	505,375
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A-4 144A 8.00% 1/1/50 (AMT) #, •	22,800,000	23,018,196

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	$ 21,600
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	70,875
Chicago, Illinois O'Hare International Airport Special Facilities Revenue
(Trips Obligated Group) 5.00% 7/1/48 (AMT)	150,000	151,575
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 7.707% 5/15/57 ^	225,000,000	15,484,500
Series B 9.403% 5/15/57 ^	3,420,000	212,485
City of Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,012,420
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,002,640
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,150,345
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (In), LLC Project) 144A 5.00% 1/1/54 (AMT) #	5,000,000	5,169,150
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	12,003,200
Series D 7.392% 6/15/55 ^	262,500,000	23,884,875
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 9.212% 6/1/60 #, ^	196,565,000	9,535,368
Series D 7.815% 6/1/55 ^	4,000,000	328,240
Fayette County, Georgia Development Authority Revenue
(United States Soccer Federation, Inc. Project)
5.25% 10/1/49	2,000,000	2,177,420
5.25% 10/1/54	2,005,000	2,169,069

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Finance Authority of Maine Solid Waste Disposal Revenue
(Casella Waste System Project) Series R-2 144A 4.375% 8/1/35 (AMT) #, •	1,000,000	$ 1,001,510
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 8.25% 7/1/57 (AMT) #, •	24,400,000	24,634,240
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	35,285,000	37,666,737
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	9,508,100
(Convention Center Hotel) First Tier Series A 4.00% 1/1/54	13,060,000	11,701,891
Georgia Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	5,500,000	5,231,710
Series C 5.00% 12/1/54 •	5,000,000	5,352,500
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation) Series B-2 1.355% 6/1/66 ^	355,550,000	41,517,573
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,868,280
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #	6,635,000	3,893,949
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.455% 6/1/57 #, ^	383,610,000	31,118,443
Series F 144A 5.666% 6/1/57 #, ^	406,910,000	27,071,722
Kentucky Public Energy Authority Revenue
Series B 5.00% 1/1/55 •	3,500,000	3,803,380
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,587	122

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/46	10,910,000	$ 12,005,146
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	10,950,000	6,017,792
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	8,020,000	7,264,837
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	7,147,070
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,131,500
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project) Series A 5.00% 6/1/54 (AMT)	3,000,000	3,122,400
Monroe, New York Tobacco Asset Securitization Revenue
(Forth Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	24,082,500
Nassau County, New York Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	10,000,000	9,091,700
Nevada State Department of Business & Industry Revenue
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 144A 6.25% 12/15/37 (AMT) #, ‡	2,403,922	384,628
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,003,800
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,279,360
New Jersey Tobacco Settlement Financing Revenue
Subordinate Series B 5.00% 6/1/46	4,300,000	4,340,549

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York City, New York Industrial Development Agency Revenue
(Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	500,000	$ 381,420
(Yankee Stadium Project) Series A 3.00% 3/1/49	1,000,000	753,140
New York Counties Tobacco Trust IV Revenue
Series F 0.15% 6/1/60 ^	55,000,000	3,519,450
New York Counties Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series S4-B 144A 0.269% 6/1/60 #, ♦, ^	322,800,000	14,797,152
New York Counties Tobacco Trust VI Pass-Through Revenue
Series C 5.00% 6/1/51 ♦	1,000,000	938,950
New York Transportation Development Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,067,020
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	16,840,000	16,221,467
5.00% 10/1/40 (AMT)	3,400,000	3,514,376
Ohio, Port of Greater Cincinnati Development Authority Revenue
(RBM Phase 3 Garage Project)
5.00% 12/1/44	1,000,000	1,020,220
5.125% 12/1/55	1,500,000	1,512,000
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,505,895
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,523,218
Series A 144A 5.125% 1/1/44 (AMT) #	2,000,000	2,123,980
Series A 144A 5.25% 1/1/54 (AMT) #	2,000,000	2,127,200

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	$ 2,000,540
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	11,000,000	13,688,840
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	10,258,897
5.25% 12/1/27	2,235,000	2,363,803
5.25% 12/1/28	1,050,000	1,121,054
5.50% 12/1/29	765,000	836,183
San Diego County, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	375,000	376,534
Shoals, Indiana Exempt Facilities Revenue
(National Gypsum Project) 7.25% 11/1/43 (AMT)	1,860,000	1,863,571
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,114,350
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,820,840
Suffolk, New York Regional Off-Track Betting Revenue
6.00% 12/1/53	15,000,000	15,764,850
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	3,022,643
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-Second Subordinate Lien) Series C 1.574% 6/1/46 ^	3,515,000	722,262
(Capital Appreciation-Third Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	1,507,475
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 Class 2 5.00% 6/1/48	725,000	735,288
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,003,280

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,440,000	$ 9,591,229
Vermont Economic Development Authority Revenue
(Casella Waste System) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	1,019,630
Virginia Tobacco Settlement Financing Revenue
Series A-1 6.706% 6/1/46	10,665,000	8,878,613
Series B-1 5.00% 6/1/47	2,000,000	2,000,220
(Capital Appreciation-Asset-Backed)
Series C 2.949% 6/1/47 ^	95,170,000	26,682,813
Series D 2.20% 6/1/47 ^	179,085,000	49,112,270
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	480
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	13,255,000	13,539,850
		756,884,545
Lease Revenue Bonds — 2.71%
Atlanta, Georgia Development Authority Revenue
(Gluch Enterprise Zone Project) 144A 6.093% 12/15/48 #, ~	2,500,000	2,027,750
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project) 5.00% 6/1/51	1,000,000	1,005,130
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,400,000	1,402,072
5.875% 11/1/43	3,765,000	3,769,443
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	5,036,300

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Los Angeles County, California Public Works Financing Authority Revenue
(LACMA Building for the Permanent Collection Project) Series A 3.00% 12/1/50	11,000,000	$ 8,943,440
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52	8,305,000	7,732,121
Series A 5.00% 6/15/50	4,135,000	4,285,349
Series A 5.92% 12/15/56 ^	6,110,000	1,311,695
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	896,228
Series B 5.03% 12/15/54 ^	3,710,000	881,348
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program)
Series AA 4.00% 6/15/50	2,945,000	2,833,708
Series AA 5.00% 6/15/25	1,000,000	1,016,790
Series CC 5.50% 6/15/50	4,250,000	4,691,618
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	2,872,576
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	4,283,117
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	14,500,000	14,512,035
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,272,330
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,955,250
Series A-1 3.00% 3/15/50	3,640,000	2,856,162
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	968,850
5.375% 2/1/41	1,300,000	1,227,278
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AGM) ^	2,250,000	1,395,315
Series A 6.44% 7/15/37 (AGM) ^	4,000,000	2,369,560

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	$ 3,056,310
		90,601,775
Local General Obligation Bonds — 3.90%
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	7,690,000	7,685,770
Series A 5.875% 12/1/47	8,000,000	8,810,400
Series A 6.00% 12/1/49	13,820,000	15,327,900
Series A 144A 7.00% 12/1/46 #	2,500,000	2,684,600
Series B 4.00% 12/1/40	4,500,000	4,242,420
Series B 4.00% 12/1/41	2,000,000	1,865,340
Series G 5.00% 12/1/44	2,545,000	2,570,755
Series H 5.00% 12/1/36	4,850,000	4,951,026
Series H 5.00% 12/1/46	4,225,000	4,257,406
City of Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,288,162
Series 2007E 5.50% 1/1/42	1,900,000	1,903,211
Series A 5.50% 1/1/39	2,660,000	2,935,417
Series A 5.50% 1/1/40	2,160,000	2,373,019
Series A 5.50% 1/1/49	770,000	801,832
Series C 5.00% 1/1/26	500,000	510,345
(Chicago Recovery Plan) Series A 5.25% 1/1/45	12,100,000	12,939,982
Conroe, Texas Independent School District
5.00% 2/15/49 (PSF)	10,000,000	10,984,400
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Fort Bend, Texas Independent School District
Series 2024A 5.00% 8/15/33 (PSF)	1,550,000	1,813,360
Series 2024A 5.00% 8/15/43 (PSF)	3,640,000	4,060,238
Lamar, Texas Consolidated Independent School District
5.25% 2/15/59 (PSF)	5,000,000	5,515,400
Lodi, California Unified School District
Series 2020 3.00% 8/1/43	2,750,000	2,356,943
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.50% 6/1/51 #	7,500,000	6,003,150
144A 4.625% 6/1/57 #	7,000,000	5,615,680

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Prairie Center Metropolitan District No. 3, Colorado
Series A 5.875% 12/15/46	2,125,000	$ 2,295,744
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	802,160
Village of Riverdale, Illinois
8.00% 10/1/36	6,925,000	6,940,512
		130,171,672
Pre-Refunded/Escrowed to Maturity Bonds — 1.62%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,725,000	3,047,667
California School Finance Authority Revenue
(Aspire Public Schools-Obligated Group) 144A 5.00% 8/1/41-25 #, §	125,000	127,665
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	1,590,000	1,756,362
Central Texas Regional Mobility Authority Senior Lien Revenue
Series A 5.00% 1/1/45-25 §	4,000,000	4,074,360
Decatur County, Texas Hospital Authority
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	504,277
Series C 4.00% 9/1/34-31 §	987,000	1,032,895
Series C 4.00% 9/1/44-31 §	2,036,000	2,181,330
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/35-25 §	6,265,000	6,383,972
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	10,625,000	12,357,088
Multnomah County, Oregon Hospital Facilities Authority Revenue
(Mirabella at South Waterfront) Series A 5.50% 10/1/49-24 §	2,400,000	2,403,672
New Jersey Economic Development Authority Special Facility
Series WW 5.25% 6/15/30-25 §	5,000,000	5,105,550
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	6,190,600

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Osceola County, Florida Expressway System Senior Lien
(Poinciana Parkway Project) Series A 5.375% 10/1/47-24 §	2,000,000	$ 2,003,260
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	55,000	56,769
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	1,028,910
(Heron's Key) Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,729,799
Wisconsin Public Finance Authority Revenue
(Rose Villa Project) Series A 144A 5.75% 11/15/44-24 #, §	2,000,000	2,008,480
		53,992,656
Resource Recovery Revenue Bonds — 0.25%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	3,000,000	3,009,390
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,990,000	5,289,460
		8,298,850
Special Tax Revenue Bonds — 14.05%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Waterfront - 30 E. Allen Street Project) Series A 144A 5.25% 5/1/42 #	1,275,000	1,299,875
Atlanta, Georgia Development Authority Revenue
(Westside Gulch Area Project) Series A-2 144A 5.50% 4/1/39 #	5,000,000	5,105,700
Black Desert Public Infrastructure District, Utah Revenue
(Black Desert Assessment Area #1) 144A 5.625% 12/1/53 #	2,000,000	2,071,660

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	325,000	$ 311,727
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45	2,460,000	2,460,443
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,005,170
144A 5.40% 3/1/45 #	2,000,000	2,005,020
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	750,500
City of Newport Beach, California Revenue
Series A 4.00% 9/2/33	200,000	206,280
Series A 4.125% 9/2/38	575,000	585,977
City of Rancho, Mirage Community Facilities District No. 5 Revenue
Series A 5.00% 9/1/54	1,400,000	1,454,348
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	12,095,000	2,985,651
Commonwealth of Puerto Rico Revenue
1.723% 11/1/51 •	19,338,526	12,400,830
2.314% 11/1/51 •	18,049,927	9,498,774
3.097% 11/1/43 •	79,270,216	50,237,499
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,673,301
East Dundee, Illinois Limited Obligation Tax Increment Revenue
(Route 25 South Redevelopment Project) 5.625% 12/1/31	1,200,000	1,200,648
Fountain Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	3,750,000	3,589,575

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	71,770,696	$ 69,976,429
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,700,680
Grandview, Missouri Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	400,000
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,441,200
Henderson, Nevada Local Improvement Districts Revenue
(Black Mountain Ranch)
3.00% 9/1/36	300,000	257,832
3.50% 9/1/45	720,000	585,187
4.00% 9/1/51	495,000	434,526
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,318,420
Series E 6.125% 3/1/57	3,250,000	3,594,500
Juban Crossing Economic Development District, Louisiana Revenue
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	2,910,000	2,914,220
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,745,000	1,747,530
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	773,910	696,519
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	740,000	758,019
144A 5.75% 6/1/42 #	1,090,000	1,114,678
144A 5.75% 6/1/47 #	1,560,000	1,583,322
144A 6.00% 6/1/52 #	1,780,000	1,828,683

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Las Vegas, Nevada Special Improvement District No. 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	375,000	$ 397,657
5.75% 6/1/43	500,000	525,415
6.00% 6/1/53	1,000,000	1,044,910
Lees Summit, Missouri Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	2,185,000	1,201,750
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	972,650
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,052
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡, ~	859,000	300,650
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	8,945,000	9,327,578
Midtown Miami, Florida Community Development District Revenue
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	500,095
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	980,890
Series A 5.50% 8/1/35	1,300,000	1,260,493
Monongalia County, West Virginia
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	920,000	969,570
Series A 144A 5.75% 6/1/43 #	1,500,000	1,618,065
Series A 144A 6.00% 6/1/53 #	1,500,000	1,616,205
New Hampshire, National Finance Authority Revenue
(Tamarron Project, Fort Bend County, Texas) 144A 5.25% 12/1/35 #	6,825,000	6,828,139
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate Bonds)
Series A-3 3.00% 5/1/45	5,000,000	4,143,150
Series B-1 3.00% 8/1/48	6,605,000	5,285,321

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue
Series A 5.25% 3/15/52	2,000,000	$ 2,220,960
New York State Urban Development Revenue
(General Purpose)
Series A 3.00% 3/15/50	3,310,000	2,623,936
Series E 3.00% 3/15/50	2,500,000	1,981,825
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	8,500,000	6,671,480
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,655,000	1,657,996
Ohio Infrastructure Improvement Revenue
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,315,000	1,237,586
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project) 144A 6.25% 6/15/54 #	1,500,000	1,539,150
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B)
Series A 5.50% 8/15/48	1,500,000	1,624,230
Series A 5.50% 8/15/53	1,200,000	1,293,480
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	2,000,000	2,014,460
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	42,908,000	42,585,761
Series A-1 5.00% 7/1/58	18,772,000	18,854,972
Series A-1 5.831% 7/1/46 ^	104,102,000	35,102,153
Series A-1 5.915% 7/1/51 ^	143,746,000	35,276,706
Series A-2 4.536% 7/1/53	1,022,000	980,354
Series A-2 4.784% 7/1/58	9,355,000	9,256,773
Series B-1 4.75% 7/1/53	5,619,000	5,576,801
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
(Francis Place Redevelopment Project) 5.625% 11/1/25	505,000	503,197

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
San Buenaventura, California Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	725,000	$ 727,755
8.00% 8/1/38	1,500,000	1,505,865
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,049,958
Series A 144A 5.25% 9/1/45 #	3,540,000	3,539,752
Sterling Ranch, Colorado Community Authority Board Revenue
5.625% 12/1/43	1,500,000	1,557,570
Stone Canyon, Missouri Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	350,000
Town of Bridgeville, Delaware Revenue
(Heritage Shores Special Development District)
144A 5.25% 7/1/44 #	875,000	919,958
144A 5.625% 7/1/53 #	1,535,000	1,623,600
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,341,036
6.75% 12/1/52	4,000,000	3,979,960
Village Community Development District No. 15, Florida
144A 5.00% 5/1/43 #	1,000,000	1,032,440
144A 5.25% 5/1/54 #	3,500,000	3,624,775
Whiting Redevelopment District, Indiana Revenue
4.00% 1/15/32	2,600,000	2,520,362
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	5,201,147
(McLemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	10,700,300
Series B 144A 6.50% 6/1/56 #	1,000,000	856,800
(Miami Worldcenter Project) Series A 144A 5.00% 6/1/41 #	9,500,000	9,691,615
(Nolina & Sorella Projects) 144A 5.50% 12/15/32 #	4,000,000	3,995,960

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	$ 4,219,218
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	3,000,000	2,919,330
		469,528,534
State General Obligation Bonds — 5.06%
California State
4.00% 9/1/29	3,950,000	4,218,718
Commonwealth of Massachusetts
Series A 5.00% 1/1/54	12,000,000	13,069,200
Series C 2.75% 3/1/50	5,000,000	3,814,600
Series D 4.00% 11/1/35	5,000,000	5,221,850
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	4,913,928	4,807,443
Series A-1 4.00% 7/1/41	39,322,237	37,374,213
Series A-1 4.00% 7/1/46	64,764,861	60,136,117
Illinois State
5.00% 1/1/28	1,190,000	1,218,965
5.50% 5/1/39	6,000,000	6,592,860
Series A 5.125% 12/1/29	1,310,000	1,395,032
Series A 5.50% 3/1/47	9,700,000	10,638,475
Series B 3.00% 12/1/41	2,605,000	2,194,035
Series C 4.00% 10/1/41	400,000	390,080
Series C 4.00% 10/1/42	2,900,000	2,814,015
Series C 5.00% 11/1/29	4,600,000	4,879,312
(Rebuild Illinois Program) Series B 4.00% 11/1/35	2,000,000	2,008,540
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	2,241,616
State of Washington
Series C 5.00% 8/1/40	5,250,000	6,006,525
		169,021,596
Transportation Revenue Bonds — 9.00%
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.50% 1/1/48 (AGM) (AMT)	5,000,000	5,498,550

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.50% 1/1/53 (AGM) (AMT)	6,770,000	$ 7,365,963
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/54 (AMT)	6,000,000	6,436,140
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	10,150,000	9,354,849
Series A 5.00% 12/31/43 (AMT)	1,500,000	1,528,260
Central Texas Regional Mobility Authority Senior Lien Revenue
(Capital Appreciation bonds)
7.81% 1/1/36 ^	2,500,000	1,608,050
7.85% 1/1/40 ^	2,000,000	1,027,220
Chicago O'Hare International Airport Revenue
(Senior Lien) Series A 5.50% 1/1/59 (AMT)	3,760,000	4,086,894
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,678,600
City of Dallas and Fort Worth, Texas International Airport Revenue
5.25% 11/1/48	1,500,000	1,667,205
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	2,332,797
Colorado High Performance Transportation Enterprise Revenue
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,257,605
Commonwealth of Massachusetts Transportation Fund Revenue
(Rail Enhancement Project) Series A 5.00% 6/1/53	5,500,000	5,998,080
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	15,000,000	15,821,700

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.50% 7/1/53 (AMT)	30,000,000	$ 31,129,500
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-1 3.95% 1/15/53	2,800,000	2,608,144
Subseries B-2 3.50% 1/15/53	1,600,000	1,371,680
Subseries B-2 3.50% 1/15/53 (AGM)	2,000,000	1,795,580
Grand Parkway, Texas Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	2,680,965
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.75% 9/1/64 (AMT)	8,750,000	9,585,625
Metropolitan Nashville Airport Authority Revenue
Series B 5.50% 7/1/52 (AMT)	1,500,000	1,627,395
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series B 6.50% 10/1/44 ~	1,000,000	1,093,310
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series B 4.00% 11/15/50	5,000,000	4,780,600
Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,258,150
New York State Thruway Authority Revenue
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,599,375
New York Transportation Development Special Facility Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AGM) (AMT)	3,650,000	3,803,629
5.375% 6/30/60 (AMT)	24,500,000	25,565,995
5.50% 6/30/54 (AMT)	6,600,000	7,079,292
5.50% 6/30/60 (AMT)	43,975,000	46,871,633
6.00% 6/30/54 (AMT)	10,000,000	10,931,800
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	2,455,000	2,618,724
5.00% 12/1/41 (AMT)	4,920,000	5,180,514

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Carolina Turnpike Authority Revenue
(Triangle Expressway System)
4.00% 1/1/55 (AGM)	1,000,000	$ 960,350
Series C 4.97% 7/1/41 ^	4,160,000	1,833,021
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,329,281
Subordinate Series B 3.00% 12/1/51	2,500,000	1,948,275
Phoenix, Arizona Civic Improvement Revenue
(Junior Lien)
Series A 5.00% 7/1/40	30,000	30,281
Series B 3.25% 7/1/49 (AMT)	1,555,000	1,266,034
Plaquemines, Louisiana Port Harbor & Terminal District Dock & Warf Facilities Revenue
(Nola Terminal LLC Project) Series A 144A 9.00% 12/1/44 #	5,000,000	5,021,950
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity) Series B 4.00% 8/1/47 (AMT)	2,250,000	2,091,397
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-1 6.75% 1/1/45 (AMT)	3,000,000	3,595,020
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT)	3,000,000	2,818,320
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	4,945,000	4,740,376
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48 (AMT)	2,000,000	2,032,500
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	9,765,000	10,662,403
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	20,780,000	21,152,378

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	$ 3,896,256
		300,621,666
Water & Sewer Revenue Bonds — 1.16%
City of Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	188,104
5.00% 11/1/28	30,000	31,182
Forsyth County, Georgia Water & Sewerage Authority Revenue
3.00% 4/1/44	3,945,000	3,357,668
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	17,200,000	18,799,772
New York City Municipal Water Finance Authority Revenue
Subseries AA-1 3.00% 6/15/51	5,800,000	4,558,742
Subseries AA-1 3.50% 6/15/48	5,000,000	4,509,650
Subseries BB-1 3.00% 6/15/44	8,750,000	7,440,300
		38,885,418
Total Municipal Bonds (cost $3,351,242,100)		3,286,506,999

Short-Term Investments — 1.11%
Variable Rate Demand Notes — 1.11%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.80% 11/15/48 (LOC - Wells Fargo Bank, N.A.)	5,700,000	5,700,000
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 3.75% 11/15/52 (SPA - Northern Trust)	6,860,000	6,860,000
Illinois Finance Authority Revenue
(The University of Chicago Medical Center) Series B 3.80% 8/1/44 (LOC - TD Bank, N.A.)	1,700,000	1,700,000
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-2 3.65% 7/1/45 (SPA - Barclays Bank)	2,000,000	2,000,000

Schedules of investments
Delaware National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Massachusetts Development Finance Agency
(Children Hospital Issue) Series U-2 3.80% 3/1/48 (LOC - TD Bank, N.A.)	4,000,000	$ 4,000,000
Massachusetts Development Finance Agency Revenue
(Boston University Issue) Series U-6E 3.80% 10/1/42 (LOC - TD Bank, N.A.)	3,000,000	3,000,000
(Children Hospital Issue) Series U-1 3.80% 3/1/48 (LOC - TD Bank, N.A.)	12,000,000	12,000,000
New York City, New York
Fiscal 2023 Subordinate Series A-4 3.80% 9/1/49 (SPA - TD Bank, N.A.)	1,900,000	1,900,000
Total Short-Term Investments (cost $37,160,000)		37,160,000
Total Value of Securities—99.48% (cost $3,388,402,100)		$3,323,666,999
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $873,015,371, which represents 26.13% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2024.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free USA Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 98.07%
Education Revenue Bonds — 12.24%
Arizona Industrial Development Authority Revenue
Series A 5.25% 11/1/48	2,195,000	$ 2,367,659
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	864,736
Series A 2.375% 7/1/52	1,295,000	817,831
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	3,227,603
(Social Bonds) Series A 5.25% 11/1/53	2,750,000	2,944,920
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	7,880,000	9,114,087
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,305,450
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,043,330
5.25% 7/1/57	4,000,000	4,162,840
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	5,126,100
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	6,500,000	8,088,600
Series V-1 5.00% 5/1/49	14,555,000	18,078,183
Series V-2 2.25% 4/1/51	500,000	326,795
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	4,280,000	4,343,772
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,425,634
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	2,060,308
5.75% 4/1/48 (BAM)	2,000,000	2,241,220

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Clemson University, South Carolina
(Byrnes Hall Project) Series A 4.125% 5/1/53	2,000,000	$ 1,987,000
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project) Series A 5.00% 6/1/63	1,315,000	1,314,211
Florida Development Finance Revenue
(Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	1,357,462
Gloucester County, New Jersey Improvement Authority Revenue
(Rowan University Projects) 5.00% 7/1/54 (BAM)	2,500,000	2,678,100
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	2,586,875
Series A 5.125% 6/1/58	5,350,000	5,544,847
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,500,000	1,611,360
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/64 (BAM)	3,000,000	3,107,400
Series B-1 5.25% 7/1/64 (BAM)	2,300,000	2,432,434
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	2,455,000	2,518,044
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,783,350
Series B 5.00% 2/15/34	3,500,000	4,204,515
(Harvard University) Series A 5.00% 7/15/40	5,000,000	6,074,750
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue
(Belmont University) 5.25% 5/1/48	1,500,000	1,631,895

Schedules of investments
Delaware Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Cornell University) Series A 5.50% 7/1/54	3,000,000	$ 3,435,210
Pennsylvania Economic Development Financing Authority Revenue
(Villanova University Project)
5.00% 8/1/39	500,000	576,580
5.00% 8/1/40	500,000	572,960
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	5,145,668
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	8,670,000	10,333,079
Washington Higher Education Facilities Authority Revenue
(Gonzaga University) 4.00% 4/1/47	6,475,000	6,040,204
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio) 5.50% 7/1/49	2,000,000	2,170,840
Wisconsin Public Finance Authority Revenue
Series 1 5.75% 7/1/62	5,984,636	6,420,198
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	3,013,955
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,353,640
		149,433,645
Electric Revenue Bonds — 2.19%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,120,260
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project M) 4.00% 1/1/59	9,000,000	8,436,060
New York Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	2,888,600
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	1,979,100
Series A 5.05% 7/1/42 ‡	100,000	54,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	1,725,000	$ 931,500
Series AAA 5.25% 7/1/25 ‡	285,000	153,900
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,082,700
Series TT 5.00% 7/1/32 ‡	2,705,000	1,460,700
Series WW 5.00% 7/1/28 ‡	510,000	275,400
Series WW 5.25% 7/1/33 ‡	2,485,000	1,341,900
Series XX 4.75% 7/1/26 ‡	390,000	210,600
Series ZZ 4.75% 7/1/27 ‡	305,000	164,700
Series ZZ 5.25% 7/1/25 ‡	395,000	212,312
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/50	5,000,000	5,439,650
		26,751,382
Healthcare Revenue Bonds — 13.75%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/46	1,750,000	1,519,683
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,088,111
Series D 7.25% 1/1/52	1,980,000	1,114,977
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	225,000	87,696
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.00% 1/1/49 ‡	300,000	137,418
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	7,560,000	7,241,724
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System) Series A 3.00% 8/15/51 (BAM)	4,000,000	3,365,600
(CommonSpirit Health)
Series A 4.00% 4/1/45	3,470,000	3,333,039
Series A 4.00% 4/1/49	5,000,000	4,795,950
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	18,020,000	21,870,333

Schedules of investments
Delaware Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	$ 2,042,638
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	1,500,000	1,163,250
Series A 4.00% 11/15/46	3,000,000	2,949,450
(CommonSpirit Health)
Series A-2 4.00% 8/1/49 (BAM)	7,925,000	7,751,760
Series A-2 5.00% 8/1/44	2,290,000	2,380,432
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	1,745,000	1,669,948
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,905,000	1,823,180
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	6,460,000	7,590,112
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(BayCare Health System Issue) Series C 5.50% 11/15/54	5,000,000	5,665,950
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	11,259,183
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	3,775,000	3,989,684
(Shedd Aquarium Society Project) 5.00% 6/1/44	1,500,000	1,584,765
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	3,000,000	3,046,950
Lake County, Ohio Port & Economic Development Authority Revenue
(Tapestry Wickliffe, LLC Project) Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	52,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	$ 1,458,963
Michigan Finance Authority Revenue
(Henry Ford Health System) Series A 4.00% 11/15/50	1,500,000	1,368,930
(The Henry Ford Health Detroit South Campus Central Utility Plant Project) 5.50% 2/28/57	2,500,000	2,788,775
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health)
4.00% 6/1/53	5,000,000	4,697,600
4.00% 6/1/53 (BAM)	2,390,000	2,297,507
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	7,500,000	6,949,725
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	1,895,000	1,298,719
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,301,271
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	4,000,000	3,864,920
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AGM)	12,640,000	9,844,032
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,201,450
Ohio State Hospital Revenue
(Cleveland Clinic Health System Obligated Group) Series A 5.00% 1/1/35	3,000,000	3,512,040
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	1,252,406
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,435,407

Schedules of investments
Delaware Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
Series A 4.00% 11/15/42	3,300,000	$ 3,231,459
Series A 4.00% 5/15/53	5,000,000	4,682,650
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	2,300,000	2,467,302
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,055,000	3,017,790
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,395,000	861,064
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	3,700,000	4,309,501
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) 4.00% 12/1/41	2,500,000	2,406,225
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AGM)	1,250,000	1,332,850
5.75% 11/1/53 (AGM)	2,500,000	2,819,650
		167,924,069
Housing Revenue Bonds — 5.31%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50	5,585,000	5,577,516
4.65% 12/1/52	4,965,000	4,982,775
California CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	921,375
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,144,720
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43	4,000,000	4,236,920

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Industrial Development Authority of the County of Pima, Arizona Revenue
Series B 4.90% 7/1/54	1,200,000	$ 1,229,904
Maryland Community Development Administration Revenue
Series C 4.50% 9/1/49	3,250,000	3,259,685
Massachusetts Housing Finance Agency Revenue
(Sustainability Bonds) Series A-1 5.00% 12/1/67	1,800,000	1,870,542
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53	5,000,000	5,256,950
New Jersey Housing & Mortgage Finance Agency Revenue
Series A-1 5.00% 1/20/66	1,850,000	1,901,245
New Mexico Mortgage Finance Authority Revenue
(Single Family Mortgage Program) 4.70% 9/1/53	1,485,000	1,488,549
North Dakota Housing Finance Agency Revenue
(Home Mortgage Financial Program) 4.55% 7/1/48	4,250,000	4,282,555
Ohio Housing Finance Agency Revenue
(Mortgage - Backed Securities Program) Series B 4.70% 9/1/54	2,000,000	2,009,740
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	3,660,000	3,781,366
Series 143A 5.45% 4/1/51	3,000,000	3,171,690
Series 146A 4.75% 4/1/53	5,000,000	5,042,500
Rhode Island Housing & Mortgage Finance Revenue
Series 80A 4.65% 10/1/53	8,000,000	8,043,120
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.85% 7/1/48	725,000	737,281
Washington State Housing Finance Commission Revenue
Series 1N 4.70% 12/1/49	2,385,000	2,407,753
Wyoming Community Development Authority Revenue
Series 1 4.70% 12/1/49	1,500,000	1,513,245
		64,859,431

Schedules of investments
Delaware Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 15.91%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	$ 256,000
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	7,163,975
Series B 144A 7.375% 7/1/48 (AMT) #	5,000,000	5,540,700
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	15,360,000	11,628,902
Series A-2 Class 1 4.00% 6/1/48	9,975,000	9,101,689
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series B 5.00% 1/1/55 •	2,500,000	2,698,125
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A-4 144A 8.00% 1/1/50 (AMT) #, •	6,500,000	6,562,205
Central Plains, Nebraska Energy Project Revenue (Project No. 3)
Series A 5.00% 9/1/34	2,000,000	2,169,380
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	3,000,000	3,089,160
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	1,995,000	2,009,324
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.242% 6/1/60 #, ^	65,340,000	3,169,643
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	5,660,000	3,110,566
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	13,000,000	13,877,500

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel) First Tier Series A 4.00% 1/1/54	20,715,000	$ 18,560,847
Illinois Finance Authority Revenue
(Shedd Aquarium Society Project) 5.00% 6/1/47	1,125,000	1,177,808
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #	2,480,000	1,455,462
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	9,976,543
Series F 144A 7.519% 6/1/57 #, ^	80,485,000	5,354,667
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	6,845,000	7,483,844
Series A 5.00% 9/1/46	2,265,000	2,492,361
Main Street Natural Gas Project, Georgia Revenue
Series C 5.00% 12/1/54 •	2,000,000	2,141,000
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project) Series A 5.00% 6/1/54 (AMT)	2,000,000	2,081,600
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,180,000	1,263,969
Series B 6.50% 11/1/39	4,015,000	5,208,981
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.07% 3/1/25 (AGC) ^	3,175,000	3,122,232
New York Counties Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series 4B 144A 8.105% 6/1/60 #, ♦, ^	393,200,000	18,024,288
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,904,868
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	6,725,000	7,458,496

Schedules of investments
Delaware Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
South Carolina Public Service Authority Revenue
(Santee Cooper) Series A 5.50% 12/1/54	5,000,000	$ 5,556,950
Southeast Energy Authority A Cooperative District, Alabama Revenue
(Project No.2) Series B 4.00% 12/1/51 •	5,000,000	5,011,200
Suffolk Regional Off-Track Betting, New York Revenue
5.75% 12/1/44	1,000,000	1,046,860
6.00% 12/1/53	4,000,000	4,203,960
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-Second Subordinate Lien) Series C 7.084% 6/1/46 ^	13,510,000	2,776,035
(Capital Appreciation-Third Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	387,612
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	7,775,000	7,899,555
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	5,145,000	5,255,566
		194,221,873
Lease Revenue Bonds — 7.31%
Illinois Finance Authority Revenue
(Provident Group–SCCIL Properties LLC – University Of Illinois Urbana-Champaign Project)
Series A 5.25% 10/1/53	1,000,000	1,079,030
Series A 5.25% 10/1/57	1,500,000	1,613,925
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AGM) (AMT)	2,450,000	2,520,682
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
5.75% 12/15/56 (AGM) ^	36,795,000	8,466,897

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
5.92% 12/15/56 ^	5,000,000	$ 1,073,400
Series A 4.00% 6/15/50 (BAM)	2,000,000	1,905,920
Series A 4.00% 6/15/52	14,490,000	13,490,480
Series B 4.822% 12/15/54 (BAM) ^	29,170,000	7,395,470
Series B 4.854% 12/15/51 (BAM) ^	31,975,000	9,361,641
Series B 5.26% 12/15/54 ^	5,000,000	1,187,800
Series B-1 4.57% 6/15/47 (AGM) ^	7,740,000	2,790,657
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	25,700,000	14,123,949
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	16,960,000	12,914,531
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,977,625
Series A-1 3.00% 3/15/51	3,000,000	2,334,840
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54	1,350,000	1,373,342
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs) 5.25% 2/1/42	5,000,000	5,643,850
		89,254,039
Local General Obligation Bonds — 3.60%
City of Chicago, Illinois
Series A 5.25% 1/1/45	6,000,000	6,416,520
County of Harris, Texas Permanent Improvement Refunding Bonds
Series A 5.00% 9/15/43	2,000,000	2,229,220
Dallas Independent School District, Texas
4.00% 2/15/53 (PSF)	2,000,000	1,937,640
Fort Bend, Texas Independent School District
5.00% 8/15/44 (PSF)	2,570,000	2,856,401
Lamar, Texas Consolidated Independent School District
5.25% 2/15/59 (PSF)	5,000,000	5,515,400

Schedules of investments
Delaware Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	$ 1,950,129
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	3,000,000	3,073,470
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.625% 6/1/57 #	2,000,000	1,604,480
Midland, Texas Independent School District
5.00% 2/15/50 (PSF)	2,250,000	2,331,067
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	3,000,000	791,940
Palomar Health, California
Series A 6.746% 8/1/32 (AGC) ^	5,000,000	3,746,950
Series A 7.00% 8/1/31 (AGC) ^	3,315,000	2,590,507
Series A 7.07% 8/1/33 (AGC) ^	5,000,000	3,591,650
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,363,050
		43,998,424
Pre-Refunded/Escrowed to Maturity Bonds — 1.79%
Central Texas Turnpike System Revenue
Series A 3.278% 8/15/26 (AMBAC) ^	1,340,000	1,266,930
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	7,725,000	8,984,329
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 (AGC) §, ~	7,000,000	7,548,730
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	45,000	46,448
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	4,002,460
		21,848,897

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.09%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,550,000	$ 1,026,116
		1,026,116
Special Tax Revenue Bonds — 16.49%
City of Bullhead, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	747,730
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	25,000,000	6,171,250
Commonwealth of Puerto Rico Revenue
1.724% 11/1/51 •	3,262,606	2,092,146
3.148% 11/1/43 •	38,562,266	24,438,836
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	33,008,653	32,183,437
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
Series F-1 5.25% 3/1/67 (BAM)	4,000,000	4,293,600
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	2,205,000	2,299,308
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project Senior Lien)
Series A 5.25% 7/1/53 (AGM)	4,000,000	4,365,120
Series A 5.25% 7/1/56 (AGM)	4,500,000	4,892,760
Miami-Dade County, Florida Special Obligation Revenue
4.56% 10/1/45 ^	5,000,000	1,993,500
5.15% 10/1/42 (BAM) ^	2,585,000	1,221,102
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium)
7.18% 3/1/26 (AGC) ^	3,185,000	3,035,146
7.29% 3/1/27 (AGC) ^	3,000,000	2,764,440
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,257,440

Schedules of investments
Delaware Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Convention Center Development Corporate Senior Lien Revenue
(Hotel Unit Fee Secured) Series B 2.873% 11/15/55 (BAM) ^	2,585,000	$ 575,524
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/34	1,350,000	1,591,015
Series A 5.00% 3/15/42	5,000,000	5,598,300
Series A 5.25% 3/15/52	1,000,000	1,110,480
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	17,300,000	17,170,077
Series A-1 5.00% 7/1/58	6,562,000	6,591,004
Series A-1 5.556% 7/1/46 ^	153,255,000	51,676,054
Series A-1 6.00% 7/1/51 ^	55,886,000	13,714,983
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	5,000,000	5,441,450
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,645,000	1,689,218
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,394,189
		201,308,109
State General Obligation Bonds — 6.39%
California State
5.50% 8/1/49	6,195,000	7,222,812
(Various Purpose)
5.00% 11/1/42	3,000,000	3,361,710
5.00% 9/1/44	3,000,000	3,390,270
5.25% 10/1/50	4,750,000	5,337,480
Commonwealth of Massachusetts
Series A 5.00% 1/1/54	2,250,000	2,450,475
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	14,700,000	13,649,391
Illinois State
5.25% 10/1/47	6,580,000	7,107,190
5.50% 5/1/39	3,725,000	4,093,067

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 4.00% 3/1/41	1,110,000	$ 1,085,769
Series A 5.50% 3/1/47	9,500,000	10,419,125
Series B 5.50% 5/1/47	2,000,000	2,196,200
(Rebuild Illinois Program) Series B 4.00% 11/1/39	10,775,000	10,583,528
Maryland State
Series A 5.00% 3/15/26	2,000,000	2,076,000
Series A 5.00% 3/15/28	2,290,000	2,489,047
Washington State
Series B 5.00% 6/1/46	2,270,000	2,488,556
		77,950,620
Transportation Revenue Bonds — 11.70%
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior)
Series B 5.25% 7/1/44 (AMT)	4,250,000	4,664,800
Series B 5.25% 7/1/49 (AMT)	2,275,000	2,459,343
Central Texas Turnpike System Revenue
Series C 5.00% 8/15/39	1,500,000	1,664,310
Series C 5.00% 8/15/40	1,500,000	1,653,900
Series C 5.00% 8/15/41	1,500,000	1,645,125
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,656,920
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,125,770
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,121,240
City of Chicago, Illinois International Airport Revenue
Series B 5.50% 1/1/59	6,000,000	6,662,280
City of Dallas and Fort Worth, Texas International Airport Revenue
5.25% 11/1/48	5,000,000	5,557,350
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	1,370,000	1,408,757
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/42 (AMT)	3,055,000	3,110,204
Colorado Bridge & Tunnel Enterprise Revenue
Series A 5.50% 12/1/54 (AGM)	3,000,000	3,401,160

Schedules of investments
Delaware Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Commonwealth of Massachusetts Transportation Fund Revenue
(Rail Enhancement Project)
Series A 5.00% 6/1/53	2,000,000	$ 2,181,120
Series B 5.00% 6/1/52	2,775,000	3,007,295
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	10,000,000	10,547,800
5.50% 7/1/53 (AMT)	5,000,000	5,188,250
Harris County, Texas Toll Road Senior Lien Revenue and Refunding
Series A 5.00% 8/15/27	1,000,000	1,070,940
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	4,129,026
Los Angeles, California Department of Airports Revenue
Series C 4.00% 5/15/50 (AMT)	4,365,000	4,186,297
Series F 4.00% 5/15/49 (AMT)	2,250,000	2,160,135
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.75% 9/1/64 (AMT)	4,000,000	4,382,000
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,093,660
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,426,980
Monroe Country, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,569,730
Series 2022 5.00% 10/1/52 (AMT)	2,445,000	2,483,216
Series 2022 5.25% 10/1/47 (AMT)	1,100,000	1,148,642
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds) 5.25% 6/30/60 (AGM) (AMT)	12,500,000	13,266,375
New York Transportation Development Special Facility Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AGM) (AMT)	5,000,000	5,210,450
5.50% 6/30/60 (AMT)	5,000,000	5,329,350

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series C 6.25% 6/1/33 (AGM) ~	4,000,000	$ 4,221,200
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity) Series B 4.00% 8/1/47 (AMT)	1,500,000	1,394,265
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,680,520
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	3,955,000	3,791,342
(San Francisco International Airport)
Second Series E 5.00% 5/1/50 (AMT)	3,825,000	3,921,581
Series A 5.00% 5/1/52 (AMT)	4,000,000	4,190,480
State of Oregon Department of Transportation Highway User Tax Revenue
(Senior Lien) Series A 5.25% 11/15/47	3,250,000	3,618,908
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,459,500
		142,790,221
Water & Sewer Revenue Bonds — 1.30%
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	10,000,000	10,997,900
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	4,918,545
		15,916,445
Total Municipal Bonds (cost $1,153,347,464)		1,197,283,271

Schedules of investments
Delaware Tax-Free USA Fund
	Principal amount°	Value (US $)

Short-Term Investments — 2.54%
Variable Rate Demand Notes — 2.54%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.80% 11/15/48 (LOC - Wells Fargo Bank, N.A.)	3,400,000	$ 3,400,000
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 3.75% 11/15/52 (SPA - Northern Trust)	1,000,000	1,000,000
Illinois Finance Authority Revenue
(The University of Chicago Medical Center)
Series B 3.80% 8/1/44 (LOC - TD Bank, N.A.)	2,000,000	2,000,000
Series D-1 3.80% 8/1/43 (LOC - TD Bank, N.A.)	1,265,000	1,265,000
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-7 3.65% 7/1/35 (SPA - Bank of America, N.A.)	2,000,000	2,000,000
Subordinate Series B-3 3.65% 7/1/34 (SPA - Barclays Bank)	1,700,000	1,700,000
Massachusetts Development Finance Agency Revenue
(Children Hospital Issue)
Series U-1 3.80% 3/1/48 (LOC - TD Bank, N.A.)	1,600,000	1,600,000
Series U-2 3.80% 3/1/48 (LOC - TD Bank, N.A.)	4,600,000	4,600,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Fiscal 2023 Subordinate Series BB-2 3.83% 6/15/44 (SPA - Mizuho Bank)	6,000,000	6,000,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Adjustable Rate Bonds)
Subordinate Series A-4 4.00% 8/1/39 (SPA – JPMorgan Chase Bank, N.A.)	3,100,000	3,100,000
Subordinate Series C-4 3.90% 11/1/44 (SPA - Barclays Bank)	1,390,000	1,390,000

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
San Francisco, California Bay Area Toll Authority Revenue
Series I 3.75% 4/1/59 (LOC - TD Bank, N.A.)	3,000,000	$ 3,000,000
Total Short-Term Investments (cost $31,055,000)		31,055,000
Total Value of Securities—100.61% (cost $1,184,402,464)		$1,228,338,271
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $108,616,692, which represents 8.90% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2024.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2024.

Schedules of investments
Delaware Tax-Free USA Fund
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 98.52%
Education Revenue Bonds — 6.82%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,270,000	$ 1,316,545
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	889,175
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	2,000,000	1,844,080
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	878,229
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,313,220
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,036,740
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.00% 6/1/32 #	375,000	396,022
144A 5.75% 6/1/42 #	750,000	799,665
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	551,346
5.00% 7/1/32	560,000	612,343
5.00% 7/1/33	585,000	636,129
5.00% 7/1/34	415,000	449,329
5.00% 7/1/36	415,000	445,399
5.00% 7/1/37	550,000	588,929
5.00% 7/1/42	1,000,000	1,046,600
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,461,485
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	6,174,000
Series U-6 5.00% 5/1/45	1,000,000	1,242,750
Series U-7 5.00% 6/1/46	1,000,000	1,244,400
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	1,001,880

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Hawking Steam Charter School Project) Series A 144A 5.00% 7/1/42 #	1,000,000	$ 1,025,340
(Partnerships to Uplift Communities Project) 144A 5.00% 8/1/33 #	620,000	654,788
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	2,215,000	2,219,297
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	306,534
Series A 5.00% 8/1/55	800,000	800,240
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	2,016,460
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	2,500,000	2,784,200
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC - Arizona State University Project)
Series A 5.00% 7/1/30	350,000	366,699
Series A 5.00% 7/1/32	235,000	244,797
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.25% 4/1/39 #	1,520,000	1,590,406
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	2,131,362
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,250,405
4.00% 7/1/44	1,120,000	1,064,459
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	427,286
Series A 5.00% 6/15/29	400,000	416,512
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project) 4.00% 5/1/52	1,400,000	1,238,426

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association Revenue
(Anser of Idaho Project) Series A 4.00% 5/1/30	250,000	$ 254,820
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	561,624
(Sage International School of Boise Project)
Series A 4.00% 5/1/40	1,330,000	1,290,047
Series A 4.00% 5/1/55	1,540,000	1,344,743
Illinois Finance Authority Revenue
(CHF - Chicago, LLC - University of Illinois at Chicago Project)
Series A 5.00% 2/15/26	400,000	403,716
Series A 5.00% 2/15/28	260,000	265,564
Series A 5.00% 2/15/30	390,000	398,237
Series A 5.00% 2/15/32	265,000	270,302
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	642,384
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,530,000	1,643,587
Knox County, Tennessee Health Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	594,066
Series A-1 5.00% 7/1/44 (BAM)	625,000	672,688
Louisiana Public Facilities Authority Revenue
(Lincoln Preparatory School Project) Series A 144A 6.125% 6/1/37 #	400,000	413,204
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	253,188
Series A 144A 5.00% 7/1/50 #	925,000	919,616
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	457,139
Series A 4.00% 7/1/40	500,000	485,430
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami)
Series A 5.00% 4/1/30	520,000	525,112

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami)
Series A 5.00% 4/1/31	1,090,000	$ 1,100,420
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,300,802
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	4,770,000	5,016,991
(Pace University) Series A 5.25% 5/1/43	1,390,000	1,529,556
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,216,250
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	948,230
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,895,869
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,362,337
University of Minnesota Revenue
Series A 5.00% 4/1/34	1,855,000	1,918,756
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio)
5.00% 7/1/37	1,825,000	2,011,333
5.00% 7/1/38	1,000,000	1,096,130
Westchester County, New York Local Development Revenue
(Pace University) Series A 5.00% 5/1/34	4,150,000	4,167,513
Wisconsin Public Finance Authority Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,274,590
		82,699,721

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 4.20%
American Municipal Power, Ohio Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	$ 1,357,345
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/32	4,000,000	4,458,120
Series A 5.00% 10/1/33	2,915,000	3,241,655
Series A 5.00% 10/1/41	915,000	981,411
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	554,405
5.25% 12/1/40	500,000	549,335
5.25% 12/1/41	650,000	710,034
5.25% 12/1/42	1,000,000	1,090,230
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	6,547,312
New York Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/35	5,090,000	5,210,022
5.00% 12/15/36	5,000,000	5,114,750
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	820,800
Series TT 5.00% 7/1/32 ‡	1,555,000	839,700
Series WW 5.25% 7/1/33 ‡	1,015,000	548,100
Series WW 5.50% 7/1/17 ‡	2,200,000	1,182,500
Series WW 5.50% 7/1/19 ‡	1,710,000	919,125
Series WW 5.50% 7/1/38 ‡	1,925,000	1,039,500
Series XX 5.25% 7/1/40 ‡	4,630,000	2,500,200
Series ZZ 5.00% 7/1/19 ‡	2,990,000	1,607,125
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 1/1/38	5,000,000	5,205,750
Series A 5.00% 1/1/43	1,135,000	1,254,096
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AGM)	3,000,000	3,420,300
Series E 5.25% 12/1/38 (AGM)	1,615,000	1,831,894
		50,983,709

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 8.15%
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	$ 5,022,450
California Health Facilities Financing Authority Revenue
(Children's Hospital of Orange County) Series A 2.125% 11/1/41	5,000,000	3,551,100
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	4,600,000	5,582,882
(Sutter Health) Series A 5.00% 11/15/38	760,000	795,013
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	915,000	674,547
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,882,050
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	1,008,430
Series A-2 5.00% 8/1/37	1,105,000	1,172,361
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System) 5.00% 2/15/37	1,000,000	1,027,670
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group)
Series A 4.00% 8/15/45	655,000	601,624
Series A 4.00% 8/15/50	1,950,000	1,753,713
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	390,092
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	754,661
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/41	500,000	503,915
(Royal Oaks Life Care Community)
4.00% 5/15/27	620,000	614,649
4.00% 5/15/30	1,385,000	1,358,630

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	875,000	$ 815,019
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	3,540,000	4,159,288
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	694,382
Series A 5.00% 10/1/47	525,000	552,473
Series A 5.00% 10/1/52	1,750,000	1,827,455
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	3,750,000	3,731,287
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	724,833
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	478,810
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	629,168
Series A 5.25% 5/15/37	1,400,000	1,318,142
Lancaster County, Pennsylvania Hospital Authority Revenue
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,516,873
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,127,650
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,334,410
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,062,160
Michigan Finance Authority Revenue
(Trinity Health Credit Group) 4.00% 12/1/40	2,185,000	2,187,557

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series A 3.00% 12/1/40	1,000,000	$ 780,940
Series A 4.00% 12/1/38	1,000,000	986,070
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,131,584
New Hampshire, National Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,120,937
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	1,001,980
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,560,461
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/32 #	700,000	700,413
144A 5.00% 12/1/33 #	1,000,000	999,370
Ohio State Hospital Revenue
(Cleveland Clinic Health System Obligated Group) Series A 5.00% 1/1/35	3,750,000	4,390,050
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	1,031,330
Series B 5.25% 8/15/48	2,000,000	2,047,500
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	381,250
Series A 144A 6.75% 12/1/53 #, ‡	875,000	333,594
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	3,228,150
Series B-2 5.00% 7/1/42	1,500,000	1,590,555

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	$ 2,902,694
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	627,854
5.00% 5/15/41	700,000	760,382
5.00% 5/15/42	700,000	756,840
5.00% 5/15/43	700,000	753,627
5.25% 5/15/49	2,000,000	2,157,040
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,326,011
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	5,356,394
Series B-1 4.25% 11/15/26	600,000	600,000
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	872,652
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AGM)	500,000	536,895
5.75% 11/1/48 (AGM)	1,875,000	2,131,425
		98,919,292
Housing Revenue Bonds — 4.13%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	1,500,000	1,528,860
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38	2,500,000	2,647,000
Series K 5.25% 10/1/43	2,800,000	2,965,844
Maryland Community Development Administration Revenue
Series C 4.375% 9/1/43	1,640,000	1,655,432

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38	1,250,000	$ 1,344,613
Series G 5.15% 9/1/43	2,610,000	2,755,638
New York City, New York Housing Development Revenue
4.60% 8/1/48	2,495,000	2,509,047
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	4,043,560
North Carolina Housing Finance Agency Revenue
(1998 Trust Agreement) Series 49 4.875% 7/1/42	4,755,000	4,934,834
North Dakota Housing Finance Agency Revenue
Series D 4.50% 7/1/43	1,740,000	1,755,190
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 142A 4.85% 10/1/43	10,730,000	11,105,013
Series 143A 5.125% 10/1/41	3,350,000	3,570,732
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43	4,500,000	4,783,635
San Antonio, Texas Housing Trust Public Facility Revenue
(Cedar Ridge Terrace Apartments) Series A 4.45% 4/1/43	4,500,000	4,495,950
		50,095,348
Industrial Development Revenue/Pollution ControlRevenue Bonds — 19.18%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	220,800
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	8,269,638
Black Belt, Alabama Energy Gas District Revenue
Series A 4.00% 6/1/51 •	5,000,000	5,052,050
(Gas Project) Series A 5.25% 5/1/55 •	5,000,000	5,489,100
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	7,060,000	5,345,055

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 4.00% 6/1/48	1,700,000	$ 1,551,165
Series B-2 Class 2 5.00% 6/1/55	4,000,000	3,682,400
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,705,660
Series B 5.00% 1/1/55 •	5,500,000	5,935,875
Series B-1 4.00% 2/1/52 •	4,910,000	4,994,796
Series C 5.25% 1/1/54 •	3,325,000	3,569,055
Series D 5.50% 5/1/54 •	7,000,000	7,502,670
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A-4 144A 8.00% 1/1/50 (AMT) #, •	5,000,000	5,047,850
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	16,875
(Poseidon Resources (Channelside) LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,710,582
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,359,550
Series A 5.00% 9/1/36	2,480,000	2,692,883
Series A 5.00% 9/1/42	250,000	276,018
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	4,750,000	4,891,170
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,182,265
Commonwealth of Pennsylvania Financing Authority Revenue
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,107,940

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/25	1,900,000	$ 1,934,618
5.00% 12/1/26	2,500,000	2,581,050
5.00% 12/1/29	600,000	617,802
5.00% 12/1/31	900,000	923,193
5.00% 12/1/32	1,800,000	1,843,848
5.00% 12/1/34	1,500,000	1,534,125
5.00% 12/1/35	1,200,000	1,224,744
5.00% 12/1/36	900,000	916,614
Erie, New York Tobacco Asset Securitization Revenue
(Capital Appreciation Asset-Backed) Series A 144A 8.054% 6/1/60 #, ^	38,675,000	1,876,124
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 8.25% 7/1/57 (AMT) #, •	7,400,000	7,471,040
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	10,000,000	10,675,000
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel)
First Tier Series A 4.00% 1/1/54	2,210,000	1,980,182
Second Tier Series B 144A 5.00% 1/1/36 #	1,000,000	1,012,170
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	5,078,112
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	4,929,208
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/38	300,000	303,888
Series A-2 Class 1 4.00% 6/1/39	600,000	604,992
Series A-2 Class 1 4.00% 6/1/40	300,000	301,023
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #	1,175,000	1,088,191
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	3,017,245
Series B 5.00% 1/1/55 •	3,750,000	4,075,050

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	4,850,000	$ 5,302,651
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	3,490,000	1,917,999
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,846,700
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	752,480
Series B 7.00% 11/1/34	2,905,000	3,667,243
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	1,903,929
New Jersey Tobacco Settlement Financing Revenue
Subordinate Series B 5.00% 6/1/46	1,705,000	1,721,078
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 8.459% 6/1/60 #, ♦, ^	20,000,000	916,800
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,540,000	4,139,039
New York Transportation Development Special Facility Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project) 3.00% 8/1/31 (AMT)	1,000,000	936,650
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,950,351
4.375% 10/1/45 (AMT)	2,500,000	2,408,175
5.00% 1/1/33 (AMT)	790,000	815,596
5.00% 1/1/34 (AMT)	4,210,000	4,343,204
5.00% 1/1/36 (AMT)	3,000,000	3,084,900
5.00% 10/1/40 (AMT)	1,125,000	1,162,845
6.00% 4/1/35 (AMT)	2,000,000	2,249,880
Port of Beaumont, Texas Navigation District Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 5.00% 1/1/39 (AMT) #	2,000,000	2,128,660

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	$ 3,733,320
Regional Transportation District, Colorado Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,037,480
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	4,200,000	4,658,094
5.25% 12/1/24	3,050,000	3,061,865
South Carolina Jobs - Economic Development Authority Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,331,490
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	295,000
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No. 3) Series A-1 5.50% 1/1/53 •	5,500,000	5,959,140
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,968,840
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	5,000,000	5,234,300
Tennergy Gas Supply, Tennessee Revenue
Series A 4.00% 12/1/51 •	4,400,000	4,435,024
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,983,909
(Capital Appreciation - Third Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	280,181
TSASC, New York Revenue
Fiscal 2017 Senior Series A 5.00% 6/1/30	475,000	493,535
Fiscal 2017 Senior Series A 5.00% 6/1/31	475,000	493,083
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,945,000	2,992,179

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds)
First Subordinate Series C 1.96% 6/1/47 ^	58,500,000	$ 16,401,645
Second Subordinate Series D 2.466% 6/1/47 ^	8,185,000	2,244,654
(Convertible Bond) Senior Series B 5.20% 6/1/46 ~	1,250,000	1,250,250
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	205,424
Series A 5.00% 2/1/62	2,720,000	2,778,453
		232,677,662
Lease Revenue Bonds — 8.45%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	5,578,950
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AGM) (AMT)	6,795,000	6,991,036
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,761,320
Series A 4.00% 12/15/42	5,740,000	5,672,268
Series A 4.00% 12/15/47	11,560,000	11,022,923
Series A 4.00% 6/15/52	1,970,000	1,834,109
Series A 4.00% 6/15/52 (BAM)	415,000	392,075
Series B-1 4.57% 6/15/47 (AGM) ^	8,965,000	3,232,331
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	2,849,515
(Portal North Bridge Project)
Series A 5.00% 11/1/28	500,000	544,655
Series A 5.00% 11/1/31	1,000,000	1,132,520
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,415,637
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	8,743,659

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority Revenue
Series CC 5.25% 6/15/39	2,000,000	$ 2,264,200
Series CC 5.25% 6/15/43	4,750,000	5,265,090
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	1,868,716
Series A 5.00% 12/15/25	5,000,000	5,143,000
Series BB 4.00% 6/15/46	5,000,000	4,831,550
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2015 Series S-1 5.00% 7/15/30	2,000,000	2,015,820
Fiscal 2015 Series S-2 5.00% 7/15/40	5,000,000	5,073,500
Fiscal 2019 Subseries S-3A 5.00% 7/15/28	4,400,000	4,810,080
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	761,470
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	6,000,000	4,746,300
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs) Series A 5.00% 2/1/29	4,000,000	4,418,840
Virginia Public Building Authority Public Facilities Revenue
Series A 4.00% 8/1/39	5,000,000	5,138,100
		102,507,664
Local General Obligation Bonds — 4.86%
Chicago, Illinois Board of Education
Series B 4.00% 12/1/40	2,810,000	2,649,156
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/35	825,000	848,348
5.00% 4/1/36	320,000	328,659
City & County of Denver, Colorado
Series B 5.00% 8/1/41	5,170,000	5,954,134
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	2,124,382
Series C 5.00% 1/1/26	1,280,000	1,306,483
(Chicago Recovery Plan) Series A 5.25% 1/1/45	7,250,000	7,753,295

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Taylor, Texas Combination Tax
(Certificates of Obligation)
5.00% 8/15/36	800,000	$ 908,352
5.00% 8/15/39	925,000	1,035,686
County of Harris, Texas Permanent Improvement Refunding Bonds
5.00% 9/15/43	5,340,000	5,952,017
Series A 5.00% 9/15/43	3,805,000	4,241,091
Dallas County, Texas Cedar Hill Independent School District
5.00% 2/15/43	2,000,000	2,228,180
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.125% 6/1/36 #	1,790,000	1,605,576
144A 4.25% 6/1/41 #	2,210,000	1,874,964
New York City, New York
Fiscal 2021 Subseries A-1 5.00% 8/1/27	1,000,000	1,068,830
Fiscal 2022 Subseries A-1 5.00% 8/1/47	3,500,000	3,744,720
Fiscal 2023 Series C 5.00% 8/1/30	2,355,000	2,658,983
Subseries A-1 4.00% 8/1/38	5,000,000	5,070,000
New York Liberty Development Revenue
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	7,659,900
		59,012,756
Pre-Refunded/Escrowed to Maturity Bonds — 1.43%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,078,400
California State Department of Water Resources
(Central Valley Project Water System) Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,694,097
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	885,632
(Enhanced Asset-Backed) Series A 5.00% 6/1/35-25 §	3,000,000	3,056,970
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	4,135,000	4,809,088

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	800,000	$ 823,128
		17,347,315
Special Tax Revenue Bonds — 13.80%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 5.00% 5/1/42 #	3,150,000	3,160,521
(Forward Delivery)
5.00% 5/1/31	670,000	721,563
5.00% 5/1/34	750,000	806,565
5.00% 5/1/35	850,000	910,231
5.00% 5/1/36	850,000	904,961
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,750,000	5,782,775
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.00% 5/1/34	830,000	830,523
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	4,524,240
Commonwealth of Puerto Rico Revenue
1.724% 11/1/51 •	2,063,726	1,323,364
(Subordinate) 2.911% 11/1/43 •	24,392,148	15,458,524
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	30,896,661	30,124,245
Harris County-Houston, Texas Sports Authority Revenue
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	1,810,126
Indianapolis, Indiana Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	3,731,197

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 5.00% 9/1/48 (BAM)	2,500,000	$ 2,771,950
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	1,785,000	1,861,344
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AGM)	4,050,000	4,422,843
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,417,140
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate)
Fiscal 2014 Series C 5.00% 11/1/27	4,150,000	4,162,035
Fiscal 2024 Subseries G-1 5.00% 5/1/42	2,350,000	2,638,392
Subseries E-1 5.00% 2/1/32	5,000,000	5,225,200
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subseries B-2 5.00% 11/15/36	5,000,000	5,178,600
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 5.00% 3/15/41	1,500,000	1,688,595
Series E 3.00% 3/15/50	1,500,000	1,185,840
New York State Thruway Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/41	5,000,000	5,576,200
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Subseries A-1 4.00% 5/15/46	6,000,000	5,946,660
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AGM)	1,000,000	1,119,190
Series A 5.50% 9/1/43 (AGM)	1,000,000	1,114,200
Series A 5.50% 9/1/44 (AGM)	1,000,000	1,113,490

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.126% 7/1/51 ^	31,841,000	$ 7,814,100
Series A-1 1.607% 7/1/46 ^	9,170,000	3,092,032
Series A-1 4.55% 7/1/40	5,765,000	5,778,721
Series A-1 4.75% 7/1/53	17,993,000	17,857,872
Series A-1 5.00% 7/1/58	1,330,000	1,335,879
Series A-2 4.329% 7/1/40	5,453,000	5,392,963
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
(Francis Place Redevelopment Project) 5.625% 11/1/25	415,000	413,518
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/33	1,000,000	1,143,450
5.25% 6/1/34	1,000,000	1,140,790
5.25% 6/1/35	1,000,000	1,140,780
5.25% 6/1/37	2,100,000	2,382,135
5.50% 6/1/40	2,000,000	2,256,880
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	502,325
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	1,037,149
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	665,000	658,470
		167,457,578
State General Obligation Bonds — 9.90%
California State
(Various Purpose)
4.00% 10/1/36	3,875,000	4,006,169
4.00% 10/1/37	2,000,000	2,064,700
5.00% 8/1/26	3,120,000	3,261,273
5.00% 10/1/26	2,500,000	2,627,875
5.00% 9/1/32	1,400,000	1,598,660
5.00% 8/1/33	4,100,000	4,252,192
5.00% 9/1/36	4,000,000	4,138,240

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.00% 10/1/42	2,000,000	$ 2,251,840
5.00% 11/1/42	470,000	526,668
5.25% 8/1/44	3,000,000	3,480,780
5.25% 9/1/47	1,000,000	1,122,740
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	8,066,250
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/35	7,000,000	6,908,790
Series A-1 4.00% 7/1/37	7,488,979	7,326,693
Series A-1 4.00% 7/1/41	830,000	788,882
Series A-1 4.00% 7/1/46	11,820,000	10,975,224
Connecticut State
Series F 5.00% 9/15/27	2,790,000	2,992,610
Illinois State
5.00% 1/1/28	1,630,000	1,669,674
5.00% 11/1/36	1,965,000	2,006,462
5.25% 2/1/30	2,410,000	2,413,808
5.25% 2/1/32	1,015,000	1,016,421
5.25% 10/1/47	3,180,000	3,434,782
5.50% 5/1/39	2,500,000	2,747,025
Series A 4.00% 3/1/41	4,650,000	4,548,490
Series A 5.125% 12/1/29	3,260,000	3,471,607
Series B 4.00% 10/1/35	8,830,000	8,876,357
Series C 4.00% 10/1/37	1,710,000	1,706,135
Series D 5.00% 11/1/25	1,220,000	1,248,048
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,209,394
Series B 4.00% 11/1/38	1,810,000	1,791,375
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	3,440,000	3,707,288
Oregon State
(Article XI-Q State Projects) Series A 5.25% 5/1/45	2,590,000	2,923,825
Washington State
(Various Purpose)
Series A 5.00% 8/1/35	3,000,000	3,385,620
Series E 5.00% 7/1/31	3,000,000	3,018,600

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Wisconsin State
Series B 5.00% 5/1/38	3,000,000	$ 3,495,450
		120,059,947
Transportation Revenue Bonds — 16.10%
Atlanta, Georgia Department of Aviation Revenue
Series B 5.00% 7/1/32 (AMT)	1,000,000	1,108,570
Series B 5.00% 7/1/33 (AMT)	2,045,000	2,248,518
Central Texas Turnpike System Revenue
(First Tier) Series A 5.00% 8/15/38	4,250,000	4,782,397
Chicago, Illinois Midway Airport Revenue
(Senior) Series C 5.00% 1/1/41 (AMT)	1,250,000	1,326,288
Chicago, Illinois O'Hare International Airport Senior Lien Revenue
Series A 4.00% 1/1/36	1,180,000	1,204,744
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,230,950
Series B 5.00% 1/1/33	2,520,000	2,532,197
Series B 5.00% 1/1/36	5,000,000	5,360,050
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,564,932
(Subordinate) Series A 5.00% 12/1/43 (AMT)	6,300,000	6,489,441
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	845,000	923,306
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,398,749
Series B 5.00% 7/1/49 (AMT)	3,900,000	4,010,331
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	15,591,750
Series B 5.00% 7/1/33	1,000,000	1,045,690
Connecticut State Transportation Infrastructure Revenue
Series B 5.00% 10/1/30	3,375,000	3,653,674
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	8,875,000	9,361,173

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.50% 7/1/53 (AMT)	5,225,000	$ 5,421,721
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien) Series A 4.00% 1/15/46 (BAM)	1,000,000	1,002,730
Gerald R Ford International Airport Authority, Michigan Revenue
5.00% 1/1/39 (AMT)	1,000,000	1,109,590
5.00% 1/1/41 (AMT)	1,500,000	1,646,160
Illinois State Toll Highway Authority Revenue
(Senior)
Series A 5.25% 1/1/43	6,500,000	7,332,390
Series A 5.25% 1/1/45	3,500,000	3,913,420
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,671,000
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,058,475
Metropolitan Washington D.C. Airports Authority Aviation Revenue
Series A 5.00% 10/1/42 (AMT)	2,500,000	2,680,400
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	1,002,820
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	5,716,131
Monroe County, Florida Airport Revenue
(Key West International Airport)
5.00% 10/1/36 (AMT)	1,235,000	1,322,080
5.00% 10/1/37 (AMT)	1,270,000	1,355,776
5.00% 10/1/38 (AMT)	1,360,000	1,444,605
5.00% 10/1/40 (AMT)	1,475,000	1,551,508
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,845,030
Series E 5.00% 1/1/32	5,050,000	5,371,887
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.00% 6/15/29	1,500,000	1,550,730

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New Orleans, Louisiana Aviation Board Revenue
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	$ 2,912,441
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,912,035
New York Metropolitan Transportation Authority Revenue
Subseries A-2 4.00% 11/15/41	3,000,000	2,992,830
New York State Thruway Authority General Revenue
(Junior Indebtedness Obligations)
Series B 4.00% 1/1/38	2,135,000	2,176,889
Series B 4.00% 1/1/41	10,000,000	9,999,100
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.25% 6/30/43 (AMT)	5,500,000	5,914,755
5.50% 6/30/38 (AMT)	1,670,000	1,848,824
5.50% 6/30/40 (AMT)	800,000	877,288
5.50% 6/30/42 (AGM) (AMT)	1,750,000	1,920,450
(LaGuardia Airport Terminal B Redevelopment Project) Series A 4.00% 7/1/35 (AGM) (AMT)	2,660,000	2,655,717
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	1,500,000	1,635,855
5.00% 12/1/33 (AMT)	3,955,000	4,303,317
5.00% 12/1/37 (AMT)	1,000,000	1,072,130
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,063,410
New York Transportation Development Special Facility Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds) 5.375% 6/30/60 (AMT)	2,500,000	2,608,775
Oregon State Department of Transportation Revenue
5.00% 5/15/39	1,500,000	1,725,525
Pennsylvania Turnpike Commission Revenue
Series A-1 5.00% 12/1/40	2,090,000	2,107,013
Series A-1 5.00% 12/1/45	1,000,000	1,007,320
Series B 5.00% 12/1/45	3,000,000	3,036,120
Port Authority of New York & New Jersey Revenue
One Hundred Ninety-Fourth Series 5.00% 10/15/32	2,500,000	2,557,125

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey Revenue
Two Hundred Eighteenth Series 4.00% 11/1/41 (AMT)	2,480,000	$ 2,425,068
Two Hundred Twenty-First Series 4.00% 7/15/36 (AMT)	1,200,000	1,213,500
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-2 6.75% 1/1/45 (AMT)	5,000,000	5,991,700
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/25 (AMT)	390,000	391,533
Series B 5.00% 1/1/30 (AMT)	230,000	242,827
Series B 5.00% 1/1/32 (AMT)	215,000	225,812
Series B 5.00% 1/1/33 (AMT)	705,000	738,241
Series B 5.00% 1/1/34 (AMT)	880,000	919,327
Series B 5.00% 1/1/35 (AMT)	675,000	703,694
Series B 5.00% 1/1/36 (AMT)	660,000	686,710
Series B 5.00% 1/1/37 (AMT)	430,000	446,676
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	539,750
5.50% 6/30/43 (AMT)	1,500,000	1,615,905
		195,296,875
Water & Sewer Revenue Bonds — 1.50%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	2,601,746
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.00% 10/1/47	4,000,000	4,391,960
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,116,250
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/42	2,000,000	2,204,380
5.25% 10/1/44	2,500,000	2,734,600

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	$ 826,601
San Antonio, Texas Water System Revenue
(Junior Lien) Series A 5.00% 5/15/33	2,250,000	2,361,240
		18,236,777
Total Municipal Bonds (cost $1,173,022,715)		1,195,294,644

Short-Term Investments — 0.83%
Variable Rate Demand Notes — 0.83%¤
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series B 3.80% 2/1/48 (LOC - TD Bank, N.A.)	1,530,000	1,530,000
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.80% 11/15/48 (LOC - Wells Fargo Bank, N.A.)	1,500,000	1,500,000
Illinois Finance Authority Revenue
(The University of Chicago Medical Center) Series B 3.80% 8/1/44 (LOC - TD Bank, N.A.)	1,000,000	1,000,000
Los Angeles, California Department of Water & Power System Revenue
Subseries A-1 3.65% 7/1/50 (SPA - Royal Bank of Canada)	1,000,000	1,000,000
Subseries A-2 3.65% 7/1/45 (SPA - Barclays Bank)	700,000	700,000
New York City, New York
Fiscal 2023 Subordinate Series A-4 3.80% 9/1/49 (SPA - TD Bank, N.A.)	1,000,000	1,000,000

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 3.80% 8/1/34 (LOC - TD Bank, N.A.)	3,400,000	$ 3,400,000
Total Short-Term Investments (cost $10,130,000)		10,130,000
Total Value of Securities—99.35% (cost $1,183,152,715)		$1,205,424,644
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $88,941,582, which represents 7.33% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2024.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2024.

Schedules of investments
Delaware Tax-Free USA Intermediate Fund
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
 August 31, 2024
	Delaware National High-Yield Municipal Bond Fund	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund
Assets:
Investments, at value*	$3,323,666,999	$1,228,338,271	$1,205,424,644
Cash	4,180,582	8,698,293	215,775
Interest receivable	32,827,283	11,587,499	12,524,889
Receivable for fund shares sold	3,653,923	1,095,473	1,328,614
Prepaid expenses	45,628	23,602	26,462
Other assets	19,450	7,206	8,544
Total Assets	3,364,393,865	1,249,750,344	1,219,528,928
Liabilities:
Payable for securities purchased	13,179,531	25,013,214	3,444,300
Payable for fund shares redeemed	7,136,875	2,408,224	1,550,295
Investment management fees payable to affiliates	1,328,063	441,735	447,277
Distribution payable	1,085,177	505,382	455,365
Other accrued expenses	581,221	299,933	267,790
Distribution fees payable to affiliates	194,948	160,270	85,344
Total Liabilities	23,505,815	28,828,758	6,250,371
Total Net Assets	$3,340,888,050	$1,220,921,586	$1,213,278,557

Net Assets Consist of:
Paid-in capital	$3,566,668,338	$1,296,211,513	$1,258,306,292
Total distributable earnings (loss)	(225,780,288)	(75,289,927)	(45,027,735)
Total Net Assets	$3,340,888,050	$1,220,921,586	$1,213,278,557

Statements of assets and liabilities

	Delaware National High-Yield Municipal Bond Fund	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund

Net Asset Value

Class A:
Net assets	$697,863,078	$700,740,288	$384,303,540
Shares of beneficial interest outstanding, unlimited authorization, no par	67,229,177	65,088,043	34,263,248
Net asset value per share	$10.38	$10.77	$11.22
Sales charge	4.50%	4.50%	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.87	$11.28	$11.54

Class C:
Net assets	$57,976,291	$10,351,997	$4,257,701
Shares of beneficial interest outstanding, unlimited authorization, no par	5,563,985	961,344	379,975
Net asset value per share	$10.42	$10.77	$11.21

Institutional Class:
Net assets	$2,585,048,681	$509,829,301	$824,717,316
Shares of beneficial interest outstanding, unlimited authorization, no par	246,776,822	46,978,680	72,835,480
Net asset value per share	$10.48	$10.85	$11.32
*Investments, at cost	$3,388,402,100	$1,184,402,464	$1,183,152,715
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
 Year ended August 31, 2024
	Delaware National High-Yield Municipal Bond Fund	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund
Investment Income:
Interest	$168,472,604	$53,804,627	$50,908,250

Expenses:
Management fees	13,661,489	5,577,812	5,588,497
Distribution expenses — Class A	1,585,321	1,669,759	982,008
Distribution expenses — Class C	532,476	93,715	47,215
Dividend disbursing and transfer agent fees and expenses	2,400,792	648,431	889,436
Accounting and administration expenses	460,055	177,923	192,048
Legal fees	416,146	148,172	143,929
Registration fees	302,801	96,817	127,742
Reports and statements to shareholders expenses	250,466	105,376	67,580
Trustees’ fees	123,808	45,991	51,268
Audit and tax fees	58,261	58,261	46,001
Custodian fees	25,184	9,778	10,478
Other	188,903	78,519	95,724
	20,005,702	8,710,554	8,241,926
Less expenses waived	(486,586)	(998,357)	(1,384,352)
Less expenses paid indirectly	(25,214)	(10,636)	(11,069)
Total operating expenses	19,493,902	7,701,561	6,846,505
Net Investment Income (Loss)	148,978,702	46,103,066	44,061,745
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(18,736,172)	(17,448,039)	(5,951,355)
Net change in unrealized appreciation (depreciation) on investments	220,433,223	96,180,019	61,821,739
Net Realized and Unrealized Gain (Loss)	201,697,051	78,731,980	55,870,384
Net Increase (Decrease) in Net Assets Resulting from Operations	$350,675,753	$124,835,046	$99,932,129
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$148,978,702	$95,971,125
Net realized gain (loss)	(18,736,172)	(18,871,167)
Net change in unrealized appreciation (depreciation)	220,433,223	(111,713,910)
Net increase (decrease) in net assets resulting from operations	350,675,753	(34,613,952)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(30,302,564)	(13,967,631)
Class C	(2,140,227)	(1,769,724)
Institutional Class	(110,605,695)	(83,695,859)
	(143,048,486)	(99,433,214)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	186,625,706	153,803,317
Class C	20,202,133	15,810,320
Institutional Class	1,529,392,541	1,557,341,473

Net assets from reorganization:[1]
Class A	312,501,951	—
Class C	8,337,619	—
Institutional Class	121,654,911	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	29,845,821	12,838,334
Class C	2,100,899	1,666,105
Institutional Class	99,427,315	72,106,517
	2,310,088,896	1,813,566,066

	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(194,164,768)	$(93,380,058)
Class C	(19,665,663)	(17,682,031)
Institutional Class	(1,131,718,242)	(1,252,490,538)
	(1,345,548,673)	(1,363,552,627)
Increase in net assets derived from capital share transactions	964,540,223	450,013,439
Net Increase in Net Assets	1,172,167,490	315,966,273

Net Assets:
Beginning of year	2,168,720,560	1,852,754,287
End of year	$3,340,888,050	$2,168,720,560
[1]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$46,103,066	$29,720,825
Net realized gain (loss)	(17,448,039)	(30,645,705)
Net change in unrealized appreciation (depreciation)	96,180,019	(10,710,260)
Net increase (decrease) in net assets resulting from operations	124,835,046	(11,635,140)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(28,207,419)	(19,406,727)
Class C	(323,466)	(234,267)
Institutional Class	(17,572,181)	(10,079,832)
	(46,103,066)	(29,720,826)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	79,423,670	64,922,267
Class C	3,894,045	2,019,449
Institutional Class	276,783,350	199,258,747

Net assets from reorganization:[1]
Class A	213,736,002	—
Class C	2,397,289	—
Institutional Class	89,102,523	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	26,742,635	17,429,261
Class C	321,227	225,820
Institutional Class	15,149,070	8,676,864
	707,549,811	292,532,408

	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(139,057,713)	$(124,176,268)
Class C	(3,641,318)	(3,565,123)
Institutional Class	(165,108,781)	(293,420,592)
	(307,807,812)	(421,161,983)
Increase (decrease) in net assets derived from capital share transactions	399,741,999	(128,629,575)
Net Increase (Decrease) in Net Assets	478,473,979	(169,985,541)

Net Assets:
Beginning of year	742,447,607	912,433,148
End of year	$1,220,921,586	$742,447,607
[1]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$44,061,745	$39,501,500
Net realized gain (loss)	(5,951,355)	(19,902,832)
Net change in unrealized appreciation (depreciation)	61,821,739	(12,794,094)
Net increase (decrease) in net assets resulting from operations	99,932,129	6,804,574

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(14,305,347)	(14,615,401)
Class C	(136,450)	(153,171)
Institutional Class	(29,619,949)	(24,733,154)
	(44,061,746)	(39,501,726)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	24,779,419	48,083,715
Class C	997,283	1,188,284
Institutional Class	275,460,185	528,477,921

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,715,168	12,840,577
Class C	133,840	149,566
Institutional Class	26,063,116	21,906,539
	340,149,011	612,646,602

	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(84,370,514)	$(88,524,439)
Class C	(2,279,949)	(2,825,816)
Institutional Class	(264,665,066)	(389,254,059)
	(351,315,529)	(480,604,314)
Increase (decrease) in net assets derived from capital share transactions	(11,166,518)	132,042,288
Net Increase in Net Assets	44,703,865	99,345,136

Net Assets:
Beginning of year	1,168,574,692	1,069,229,556
End of year	$1,213,278,557	$1,168,574,692
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.67	$10.35	$12.04	$11.15	$11.48

0.50	0.46	0.44	0.42	0.44
0.69	(0.66)	(1.67)	0.91	(0.33)
1.19	(0.20)	(1.23)	1.33	0.11

(0.48)	(0.44)	(0.43)	(0.42)	(0.44)
—	(0.04)	(0.03)	(0.02)	—
(0.48)	(0.48)	(0.46)	(0.44)	(0.44)

$10.38	$9.67	$10.35	$12.04	$11.15

12.58%	(1.92%)	(10.49%)	12.12%	1.06%

$697,863	$315,959	$261,839	$247,542	$182,214
0.85%	0.85%	0.85%	0.85%	0.85%
0.87%	0.88%	0.88%	0.88%	0.91%
4.97%	4.62%	3.94%	3.65%	3.99%
4.95%	4.59%	3.91%	3.62%	3.93%
19%	18%	56%	16%	44%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.71	$10.39	$12.09	$11.20	$11.52

0.42	0.38	0.35	0.33	0.36
0.69	(0.66)	(1.67)	0.91	(0.32)
1.11	(0.28)	(1.32)	1.24	0.04

(0.40)	(0.36)	(0.35)	(0.33)	(0.36)
—	(0.04)	(0.03)	(0.02)	—
(0.40)	(0.40)	(0.38)	(0.35)	(0.36)

$10.42	$9.71	$10.39	$12.09	$11.20

11.71%	(2.64%)	(11.18%)	11.25%	0.41%

$57,976	$43,123	$46,410	$58,285	$68,993
1.60%	1.60%	1.60%	1.60%	1.60%
1.62%	1.63%	1.63%	1.63%	1.66%
4.22%	3.87%	3.19%	2.90%	3.24%
4.20%	3.84%	3.16%	2.87%	3.18%
19%	18%	56%	16%	44%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.77	$10.45	$12.15	$11.26	$11.58

0.53	0.49	0.47	0.45	0.47
0.69	(0.66)	(1.68)	0.91	(0.32)
1.22	(0.17)	(1.21)	1.36	0.15

(0.51)	(0.47)	(0.46)	(0.45)	(0.47)
—	(0.04)	(0.03)	(0.02)	—
(0.51)	(0.51)	(0.49)	(0.47)	(0.47)

$10.48	$9.77	$10.45	$12.15	$11.26

12.78%	(1.62%)	(10.22%)	12.32%	1.44%

$2,585,049	$1,809,639	$1,544,505	$1,452,944	$1,095,548
0.60%	0.60%	0.60%	0.60%	0.60%
0.62%	0.63%	0.63%	0.63%	0.66%
5.22%	4.87%	4.19%	3.90%	4.24%
5.20%	4.84%	4.16%	3.87%	4.18%
19%	18%	56%	16%	44%

Financial highlights
Delaware Tax-Free USA Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.03	$10.51	$12.56	$11.94	$11.96

0.44	0.40	0.33	0.36	0.38
0.74	(0.48)	(1.88)	0.70	0.01
1.18	(0.08)	(1.55)	1.06	0.39

(0.44)	(0.40)	(0.33)	(0.36)	(0.38)
—	—	(0.17)	(0.08)	(0.03)
(0.44)	(0.40)	(0.50)	(0.44)	(0.41)

$10.77	$10.03	$10.51	$12.56	$11.94

11.99%	(0.72%)	(12.65%)	9.03%	3.44%

$700,740	$469,980	$534,749	$944,054	$478,671
0.80%	0.80%	0.80%	0.82%	0.81%
0.89%	0.95%	0.91%	0.92%	0.95%
4.20%	3.93%	2.82%	2.84%	3.24%
4.11%	3.78%	2.71%	2.74%	3.10%
28%	65%	71%	40%	77%

Financial highlights
Delaware Tax-Free USA Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.03	$10.51	$12.56	$11.94	$11.96

0.36	0.32	0.24	0.26	0.29
0.74	(0.48)	(1.88)	0.70	0.01
1.10	(0.16)	(1.64)	0.96	0.30

(0.36)	(0.32)	(0.24)	(0.26)	(0.29)
—	—	(0.17)	(0.08)	(0.03)
(0.36)	(0.32)	(0.41)	(0.34)	(0.32)

$10.77	$10.03	$10.51	$12.56	$11.94

11.15%	(1.46%)	(13.31%)	8.22%	2.66%

$10,352	$6,723	$8,366	$9,834	$10,778
1.55%	1.55%	1.55%	1.57%	1.56%
1.64%	1.70%	1.66%	1.67%	1.70%
3.45%	3.18%	2.07%	2.09%	2.49%
3.36%	3.03%	1.96%	1.99%	2.35%
28%	65%	71%	40%	77%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.11	$10.59	$12.66	$12.03	$12.05

0.46	0.43	0.36	0.39	0.41
0.74	(0.48)	(1.90)	0.71	0.01
1.20	(0.05)	(1.54)	1.10	0.42

(0.46)	(0.43)	(0.36)	(0.39)	(0.41)
—	—	(0.17)	(0.08)	(0.03)
(0.46)	(0.43)	(0.53)	(0.47)	(0.44)

$10.85	$10.11	$10.59	$12.66	$12.03

12.21%	(0.43%)	(12.48%)	9.34%	3.70%

$509,830	$265,745	$369,318	$209,447	$135,801
0.55%	0.55%	0.55%	0.57%	0.56%
0.64%	0.70%	0.66%	0.67%	0.70%
4.45%	4.18%	3.07%	3.09%	3.49%
4.36%	4.03%	2.96%	2.99%	3.35%
28%	65%	71%	40%	77%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.66	$11.01	$12.63	$12.26	$12.28

0.40	0.37	0.33	0.33	0.35
0.56	(0.35)	(1.62)	0.37	(0.02)
0.96	0.02	(1.29)	0.70	0.33

(0.40)	(0.37)	(0.33)	(0.33)	(0.35)
(0.40)	(0.37)	(0.33)	(0.33)	(0.35)

$11.22	$10.66	$11.01	$12.63	$12.26

9.15%	0.17%	(10.33%)	5.79%	2.76%

$384,304	$411,551	$452,772	$564,932	$106,135
0.75%	0.75%	0.71%	0.65%	0.65%
0.87%	0.88%	0.87%	0.88%	0.91%
3.64%	3.39%	2.80%	2.64%	2.87%
3.52%	3.26%	2.64%	2.41%	2.61%
28%	27%	59%	23%	27%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.65	$11.00	$12.62	$12.25	$12.27

0.32	0.28	0.24	0.23	0.24
0.56	(0.35)	(1.62)	0.37	(0.02)
0.88	(0.07)	(1.38)	0.60	0.22

(0.32)	(0.28)	(0.24)	(0.23)	(0.24)
(0.32)	(0.28)	(0.24)	(0.23)	(0.24)

$11.21	$10.65	$11.00	$12.62	$12.25

8.34%	(0.58%)	(11.04%)	4.90%	1.89%

$4,258	$5,177	$6,872	$7,497	$11,864
1.50%	1.50%	1.50%	1.50%	1.50%
1.62%	1.63%	1.62%	1.63%	1.66%
2.89%	2.64%	2.01%	1.79%	2.02%
2.77%	2.51%	1.89%	1.66%	1.86%
28%	27%	59%	23%	27%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.76	$11.11	$12.75	$12.38	$12.40

0.43	0.40	0.36	0.35	0.37
0.56	(0.35)	(1.64)	0.37	(0.02)
0.99	0.05	(1.28)	0.72	0.35

(0.43)	(0.40)	(0.36)	(0.35)	(0.37)
(0.43)	(0.40)	(0.36)	(0.35)	(0.37)

$11.32	$10.76	$11.11	$12.75	$12.38

9.37%	0.45%	(10.17%)	5.92%	2.92%

$824,717	$751,847	$609,586	$649,184	$453,727
0.50%	0.50%	0.50%	0.50%	0.50%
0.62%	0.63%	0.62%	0.63%	0.66%
3.89%	3.64%	3.01%	2.79%	3.02%
3.77%	3.51%	2.89%	2.66%	2.86%
28%	27%	59%	23%	27%

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds	August 31, 2024
Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund.
Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the "Trusts". These financial statements and the related notes pertain to Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund or Delaware Tax-Free USA Fund, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Delaware Tax-Free USA Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2024, and for all open tax years (years ended August 31, 2021–August 31, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds
1. Significant Accounting Policies (continued)
expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2024, each Fund earned the following amounts under this arrangement:
Fund	Custody credits
Delaware National High-Yield Municipal Bond Fund	$25,108
Delaware Tax-Free USA Fund	9,742
Delaware Tax-Free USA Intermediate Fund	10,313
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2024, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Delaware National High-Yield Municipal Bond Fund	$106
Delaware Tax-Free USA Fund	894
Delaware Tax-Free USA Intermediate Fund	756

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Delaware National High-Yield Municipal Bond Fund	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund
On the first $500 million	0.5500%	0.5500%	0.5000%
On the next $500 million	0.5000%	0.5000%	0.4750%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2023 through December 30, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Delaware National High-Yield Municipal Bond Fund	0.60%
Delaware Tax-Free USA Fund	0.55%
Delaware Tax-Free USA Intermediate Fund	0.50%

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2023 through December 30, 2024, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Delaware National High-Yield Municipal Bond Fund	0.85%	1.60%	0.60%
Delaware Tax-Free USA Fund	0.80%	1.55%	0.55%
Delaware Tax-Free USA Intermediate Fund	0.75%	1.50%	0.50%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware National High-Yield Municipal Bond Fund	$127,822
Delaware Tax-Free USA Fund	50,005
Delaware Tax-Free USA Intermediate Fund	53,205
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware National High-Yield Municipal Bond Fund	$188,998
Delaware Tax-Free USA Fund	70,261
Delaware Tax-Free USA Intermediate Fund	75,791
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund pay DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. Delaware Tax-Free USA Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.”
For the year ended August 31, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Delaware National High-Yield Municipal Bond Fund	$73,023
Delaware Tax-Free USA Fund	29,031
Delaware Tax-Free USA Intermediate Fund	31,455
For the year ended August 31, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Delaware National High-Yield Municipal Bond Fund	$25,402
Delaware Tax-Free USA Fund	16,552
Delaware Tax-Free USA Intermediate Fund	5,419

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
For the year ended August 31, 2024, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Delaware National High-Yield Municipal Bond Fund	$90,952	$8,600
Delaware Tax-Free USA Fund	4,826	194
Delaware Tax-Free USA Intermediate Fund	1,032	41
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
The Funds participated in securities sale transactions with other affiliated funds or accounts advised by DMC. During the year ended August 31, 2024, the Delaware Tax-Free USA Fund participated in securities sales of $7,583,702, which resulted in net gains (losses) of $(1,053,346) with other affiliated funds and accounts advised by DMC.
3. Investments
For the year ended August 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Delaware National High-Yield Municipal Bond Fund	$1,057,381,435	$549,275,219
Delaware Tax-Free USA Fund	363,412,986	293,335,505
Delaware Tax-Free USA Intermediate Fund	318,905,269	337,695,415

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware National High-Yield Municipal Bond Fund	$3,439,163,287	$179,605,818	$(295,102,106)	$(115,496,288)
Delaware Tax-Free USA Fund	1,186,571,682	69,356,545	(27,589,956)	41,766,589
Delaware Tax-Free USA Intermediate Fund	1,184,488,171	51,605,658	(30,669,185)	20,936,473
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds
3. Investments (continued)
liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of August 31, 2024:
Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$3,286,506,999
Short-Term Investments	37,160,000
Total Value of Securities	$3,323,666,999
Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,197,283,271
Short-Term Investments	31,055,000
Total Value of Securities	$1,228,338,271

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,195,294,644
Short-Term Investments	10,130,000
Total Value of Securities	$1,205,424,644
During the year ended August 31, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. As of August 31, 2024, there were no Level 3 investments in either of the Funds
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2024 and 2023 were as follows:
	Tax-exempt income	Ordinary income	Long-term capital gains	Total
Year ended August 31, 2024:
Delaware National High-Yield Municipal Bond Fund	$142,186,797	$861,689	$—	$143,048,486
Delaware Tax-Free USA Fund	44,560,462	1,542,604	—	46,103,066
Delaware Tax-Free USA Intermediate Fund	43,887,388	174,358	—	44,061,746

Year ended August 31, 2023:
Delaware National High-Yield Municipal Bond Fund	91,922,037	77,918	7,433,259	99,433,214
Delaware Tax-Free USA Fund	28,535,389	1,185,437	—	29,720,826
Delaware Tax-Free USA Intermediate Fund	39,482,926	18,800	—	39,501,726

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds
5. Components of Net Assets on a Tax Basis
As of August 31, 2024, the components of net assets on a tax basis were as follows:
	Delaware National High-Yield Municipal Bond Fund	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund
Shares of beneficial interest	$3,566,668,338	$1,296,211,513	$1,258,306,292
Undistributed ordinary income	—	142,505	—
Undistributed tax-exempt income	2,059,813	319,921	422,027
Distributions payable	(1,085,177)	(505,382)	(455,365)
Capital loss carryforwards	(111,192,085)*	(116,948,520)*	(65,930,870)*
Deferred directors fees	(66,551)	(65,040)	—
Unrealized appreciation (depreciation) of investments	(115,496,288)	41,766,589	20,936,473
Net assets	$3,340,888,050	$1,220,921,586	$1,213,278,557
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments, as applicable.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to reorganization-related adjustments. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2024, the Funds recorded the following reclassifications:
	Paid-in capital	Total distributable earnings (loss)
Delaware National High-Yield Municipal Bond Fund	$85,494,616	(85,494,616)
Delaware Tax-Free USA Fund	35,220,316	(35,220,316)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2024, the Funds have capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Delaware National High-Yield Municipal Bond Fund	$ 13,950,948	$97,241,137	$ 111,192,085
Delaware Tax-Free USA Fund	68,761,454	48,187,066	116,948,520
Delaware Tax-Free USA Intermediate Fund	53,316,522	12,614,348	65,930,870

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds
6. Capital Shares
Transactions in capital shares were as follows:
	Delaware National High-Yield Municipal Bond Fund		Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund
	Year ended		Year ended		Year ended
	8/31/24	8/31/23	8/31/24	8/31/23	8/31/24	8/31/23
Shares sold:
Class A	18,524,335	15,539,442	7,629,084	6,444,065	2,269,568	4,500,219
Class C	2,013,701	1,589,181	374,937	200,006	91,534	110,390
Institutional Class	154,910,930	156,610,912	26,459,021	19,371,149	25,048,067	48,946,268

Shares from reorganization:[1]
Class A	32,586,231	—	21,567,710	—	—	—
Class C	865,796	—	241,906	—	—	—
Institutional Class	12,567,656	—	8,919,172	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	2,993,148	1,306,224	2,589,081	1,723,149	1,166,081	1,196,194
Class C	209,868	168,989	31,083	22,343	12,293	13,954
Institutional Class	9,856,842	7,269,709	1,450,279	850,586	2,366,413	2,020,209
	234,528,507	182,484,457	69,262,273	28,611,298	30,953,956	56,787,234

Shares redeemed:
Class A	(19,532,298)	(9,485,208)	(13,545,023)	(12,223,030)	(7,771,986)	(8,237,446)
Class C	(1,964,971)	(1,784,899)	(356,631)	(348,509)	(209,808)	(263,388)
Institutional Class	(115,875,987)	(126,415,803)	(16,127,541)	(28,817,690)	(24,428,480)	(35,987,523)
	(137,373,256)	(137,685,910)	(30,029,195)	(41,389,229)	(32,410,274)	(44,488,357)
Net increase (decrease)	97,155,251	44,798,547	39,233,078	(12,777,931)	(1,456,318)	12,298,877
[1]	See Note 7.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2024 and 2023, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Delaware National High-Yield Municipal Bond Fund
Year ended
8/31/24	262,262	29,966	17,571	28,896	278,626	$3,130,197
8/31/23	493,993	5,948	27,463	29,441	494,187	5,405,940

Delaware Tax-Free USA Fund
Year ended
8/31/24	265,648	7,259	12,415	19,824	263,497	2,903,203
8/31/23	367,183	10,333	—	10,355	364,280	3,971,790

Delaware Tax-Free USA Intermediate Fund
Year ended
8/31/24	78,305	1,231	10,702	12,035	77,573	968,733
8/31/23	107,901	1,333	3,617	4,982	106,891	1,239,618
7. Reorganizations
On February 15-16, 2023, the Board approved proposals to reorganize the following acquired funds (Acquired Funds), each a series of Ivy Funds, with and into the following acquiring funds (Acquiring Funds) set forth in the table below (each a Reorganization and together the Reorganizations).
Acquired Fund	Acquiring Fund
Delaware Ivy Municipal High Income Fund (Acquired Fund I)	Delaware National High-Yield Municipal Bond Fund (Acquiring Fund I)
Delaware Ivy Municipal Bond Fund (Acquired Fund II)	Delaware Tax-Free USA Fund (Acquiring Fund II)
In approving the Reorganizations, the Board and the applicable corresponding board of trustees considered various factors, including that the applicable Acquiring Fund and the applicable Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially similar fundamental investment restrictions and that the applicable Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund's total expense ratio following the applicable Reorganization taking into account applicable expense limitation arrangements.

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds
7. Reorganizations (continued)
The applicable Acquired Fund shareholders approved each Reorganization on the following dates:
Acquired Fund	Shareholder Approval Date
Acquired Fund I	August 10, 2023
Acquired Fund II	June 27, 2023
Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trusts, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganizations. The Reorganizations were accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Acquired Fund I and the Acquiring Fund I Reorganizations were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
Class A	$309,636,927	75,891,404	32,586,231	$315,787,147	0.4254
Class C	8,337,619	2,043,534	865,796	42,795,914	0.4237
Class I/ Institutional Class*	120,826,680	29,614,382	12,567,656	1,806,357,370	0.4215
Class R6**	828,231	202,998	—	—	—
Class Y***	2,865,024	702,212	—	—	—
* Acquired Fund I Class I shares are named Institutional Class for the Acquiring Fund I.
** Class R6 shares of the Acquired Fund I were converted into Institutional Class shares of the Acquiring Fund I.
*** Class Y shares of the Acquired Fund I were converted into Class A shares of the Acquiring Fund I.
The net assets of the Acquired Fund I before the Acquired Fund I Reorganization were $443,535,339. The Acquired Fund I net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund I

Reorganization. The net assets of the Acquiring Fund I immediately following the Acquired Fund I Reorganization were $2,607,434,912.
The share transactions associated with the Acquired Fund II and the Acquiring Fund II Reorganizations were as follows:
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund II	Acquiring Fund II Net Assets	Conversion Ratio
Class A	$213,736,002	21,721,138	21,567,710	$464,030,626	0.9929
Class C	2,397,289	243,627	241,906	6,644,838	0.9929
Class I/ Institutional Class*	88,087,677	8,952,000	8,919,172	261,686,732	0.9850
Class R6**	1,014,846	103,135	—	—	—
* Acquired Fund II Class I shares are named Institutional Class for the Acquiring Fund II.
** Class R6 shares of the Acquired Fund II were converted into Institutional Class shares of the Acquiring Fund II.
The net assets of the Acquired Fund II before the Acquired Fund II Reorganization were $305,457,973. The Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund II Reorganization. The net assets of the Acquiring Fund II immediately following the Acquired Fund II Reorganization were $1,037,598,010.
Assuming the Reorganizations had been completed on September 1, 2023, the Acquiring Funds’ pro forma results of operations for the year ended August 31, 2024, would have been as follows:
	Acquiring Fund I	Acquiring Fund II
Net investment income	$149,983,168	$46,789,320
Net realized loss on investments	(18,443,912)	(18,060,765)
Net change in unrealized appreciation (depreciation)	214,019,102	93,047,977
Net increase in net assets resulting from operations	$345,558,358	$121,776,532
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ “Statements of operations” since the Reorganizations were consummated on September 15, 2023.
8. Line of Credit
Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds
8. Line of Credit (continued)
temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.
On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.
Each Fund had no amounts outstanding as of August 31, 2024, or at any time during the year then ended.
9. Securities Lending
Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended August 31, 2024, each Fund had no securities out on loan.
10. Geographic, Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds
10. Geographic, Credit and Market Risks (continued)
The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
As of August 31, 2024, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California and territory of Puerto Rico, which constituted approximately 13.91% and 13.70%, respectively, of the Fund’s net assets. As of August 31, 2024, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 10.24%, 15.15% and 10.67%, respectively, of the Fund’s net assets. As of August 31, 2024, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California, New York, and territory of Puerto Rico, which constituted approximately 12.17%, 10.30% and 13.79%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.
From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds
12. Subsequent Events
On October 28, 2024, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 8. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 27, 2025.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to each Fund.
Management has determined that no other material events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Voyageur Mutual Funds and Delaware Group® Tax-Free Fund and Shareholders of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware National High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds), Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group® Tax-Free Fund) (hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 30, 2024
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® national tax-free funds
Tax Information
The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended August 31, 2024, each Fund reports distributions paid during the year as follows:
	(A) Tax-Exempt Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware National High-Yield Municipal Bond Fund	99.40%	0.60%	100.00%
Delaware Tax-Free USA Fund	96.65%	3.35%	100.00%
Delaware Tax-Free USA Intermediate Fund	99.60%	0.40%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (“DMC”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements. In considering and approving the Investment Management Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

Other Fund information (Unaudited)
Delaware Funds by Macquarie® national tax-free funds
Board Consideration of Investment Management Agreements at a Meeting Held on August 13-15, 2024 (continued)
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers.  The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the  fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Funds’ prospectus, summary prospectus, statement of additional information and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
Delaware Tax-Free USA Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional general and insured municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 5-, and 10-year periods and was approximately equal to its benchmark index for the 3-year period. The Board, however, noted that the investment performance of the current portfolio management team began as of February 2019. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review.
Delaware Tax-Free USA Intermediate Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the first quartile of its Performance Universe and for the 3-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the
1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-year period, underperformed its benchmark index for the 3-year period and performed approximately equal to its benchmark index for the 5- and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team began as of February 2019. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review (except for the 3-year period).

Other Fund information (Unaudited)
Delaware Funds by Macquarie® national tax-free funds
Board Consideration of Investment Management Agreements at a Meeting Held on August 13-15, 2024 (continued)
Delaware National High-Yield Municipal Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team only began as of May 2023.
Comparative expenses. The Board received and considered expense data for the Funds.  DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”).  In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Delaware Tax-Free USA Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Tax-Free USA Intermediate Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware National High-Yield Municipal Bond Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board noted that, as of March 31, 2024, Delaware Tax-Free USA Fund’s and  Delaware Tax-Free USA Intermediate Fund’s net assets each exceeded their second breakpoint levels and Delaware National High-Yield Municipal Bond Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft

Other Fund information (Unaudited)
Delaware Funds by Macquarie® national tax-free funds
Board Consideration of Investment Management Agreements at a Meeting Held on August 13-15, 2024 (continued)
dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(3900788)
AR-011-1024
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Tax-Free Fund

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 5, 2024

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 5, 2024